United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: 10/31/16

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Investment	CMIXX
Wealth	CAIXX
Service	CACXX
Cash II	CALXX
Cash Series	CCSXX
Capital	CCCXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.5%
Municipal Notes	14.8%
Commercial Paper	4.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.3%
8-30 Days	5.9%
31-90 Days	13.1%
91-180 Days	0.0%
181 Days or more	0.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1]
		California—99.9%
$11,300,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Menlo School)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 11/3/2016	$11,300,000
2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.730%, 11/3/2016	2,500,000
1,995,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.800%, 11/3/2016	1,995,000
9,960,000	[2,3]	Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.780%, 11/3/2016	9,960,000
6,345,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.730%, 11/3/2016	6,345,000
6,575,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Comerica Bank LOC), 0.780%, 11/3/2016	6,575,000
6,100,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.730%, 11/3/2016	6,100,000
6,330,000	[2,3]	California Health Facilities Financing Authority, Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(Bank of America N.A. LIQ), 0.750%, 11/3/2016	6,330,000
8,500,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francias de Los Angeles)/(U.S. Bank, N.A. LOC), 0.650%, 11/3/2016	8,500,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.780%, 11/3/2016	4,000,000
10,745,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 1.000%, 11/1/2016	10,745,000
1,680,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.660%, 11/3/2016	1,680,000
2,920,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.780%, 11/3/2016	2,920,000
2,815,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.730%, 11/3/2016	2,815,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$1,995,000		California Infrastructure & Economic Development Bank, (Series 2015) Weekly VRDNs (Guided Discoveries, Inc.)/(Comerica Bank LOC), 0.780%, 11/3/2016	$1,995,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.730%, 11/3/2016	2,000,000
20,700,000		California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd. LOC), 0.560%, 11/1/2016	20,700,000
1,000,000		California PCFA, (1996 Series F) Daily VRDNs (Pacific Gas & Electric Co.)/(TD Bank, N.A. LOC), 0.560%, 11/1/2016	1,000,000
1,690,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.800%, 11/2/2016	1,690,000
26,000,000	[2,3]	California State, Municipal Securities Trust Receipts (Series 2007-SGC-6) Weekly VRDNs (Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC), 0.650%, 11/3/2016	26,000,000
5,600,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.710%, 11/3/2016	5,600,000
735,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.730%, 11/3/2016	735,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(MUFG Union Bank, N.A. LOC), 0.790%, 11/3/2016	12,000,000
9,300,000		California Statewide Communities Development Authority, (Series 2008C), 0.90% CP (Kaiser Permanente), Mandatory Tender 12/16/2016	9,300,000
2,445,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.730%, 11/3/2016	2,445,000
6,750,000		California Statewide Communities Development Authority, (Series 2016) Weekly VRDNs (Pacific Collegiate Foundation)/(Comerica Bank LOC), 0.730%, 11/3/2016	6,750,000
9,995,000	[2,3]	Chula Vista, CA, Stage Trust (Series 2009-28C), 0.83% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/3/2016	9,995,000
6,035,000	[2,3]	Desert, CA CCD, Tender Option Bond Trust Certificates (2015-XM0108) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.770%, 11/3/2016	6,035,000
2,885,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/10/2016	2,885,000
9,950,000	[2,3]	East Side, CA Union High School District, Stage Trust (Series 2011-120C), 0.83% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/5/2017	9,950,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$6,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.840%, 11/3/2016	$6,000,000
6,500,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.670%, 11/3/2016	6,500,000
10,700,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.670%, 11/3/2016	10,700,000
2,500,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.730%, 11/3/2016	2,500,000
5,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 0.98% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 11/17/2016	5,000,000
6,670,000	[2,3]	Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.700%, 11/3/2016	6,670,000
10,000,000	[2,3]	Nuveen California AMT-Free Municipal Income Fund, (Series 6) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ), 0.720%, 11/3/2016	10,000,000
11,305,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.880%, 11/3/2016	11,305,000
6,390,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.680%, 11/3/2016	6,390,000
1,900,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.750%, 11/3/2016	1,900,000
9,945,000	[2,3]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.83% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/5/2017	9,945,000
4,000,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.660%, 11/2/2016	4,000,000
7,600,000		Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.630%, 11/3/2016	7,600,000
8,200,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.630%, 11/3/2016	8,200,000
11,885,000	[2,3]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/1/2016	11,885,000
2,120,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.730%, 11/3/2016	2,120,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	California—continued
$1,700,000	Western Placer, CA USD, 2.00% TRANs, 6/30/2017	$1,712,507
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	313,272,507
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	378,085
	TOTAL NET ASSETS—100%	$313,650,592
At October 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $115,655,000, which represented 36.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $115,655,000, which represented 36.9% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Year)
	Year Ended 10/31/2016	Period Ended 10/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.003	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.003)	—
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.32%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.37%[5]	0.07%[6]
Net investment income	0.02%	0.01%[6]
Expense waiver/reimbursement[7]	0.79%	1.08%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,326	$7,950
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to October 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.37% after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Year)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.02%	0.03%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.08%	0.09%	0.16%	0.22%
Net investment income	0.12%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.39%	0.51%	0.53%	0.43%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,046	$147,528	$119,823	$156,765	$154,988
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.18% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Year)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.37%	0.02%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.08%	0.09%	0.17%	0.22%
Net investment income	0.05%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.55%	0.78%	0.76%	0.68%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$163,198	$259,239	$64,173	$85,964	$126,610
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Year)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.34%	0.02%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.08%	0.09%	0.16%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.90%	1.00%	0.98%	0.88%	0.83%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,170	$114,582	$160,390	$174,069	$166,933
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.20% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Year)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.32%	0.02%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.33%[3]	0.08%	0.09%	0.16%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	1.18%	1.40%	1.38%	1.28%	1.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,103	$108,116	$89,717	$85,719	$96,277
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.33% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Year)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.43%	0.02%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.24%[3]	0.08%	0.09%	0.16%	0.23%
Net investment income	0.07%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.52%	0.65%	0.63%	0.53%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,806	$142,057	$156,390	$151,087	$208,071
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.24% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$313,272,507
Cash		234,900
Income receivable		398,386
Receivable for shares sold		34,224
TOTAL ASSETS		313,940,017
Liabilities:
Payable for shares redeemed	$34,045
Income distribution payable	27,683
Payable to adviser (Note 5)	492
Payable for administrative fee (Note 5)	670
Payable for transfer agent fee (Note 2)	44,370
Payable for portfolio accounting fees	42,912
Payable for distribution services fee (Note 5)	25,796
Payable for other service fees (Notes 2 and 5)	48,910
Payable for share registration costs	43,656
Payable for printing and postage	14,133
Accrued expenses (Note 5)	6,758
TOTAL LIABILITIES		289,425
Net assets for 313,637,087 shares outstanding		$313,650,592
Net Assets Consist of:
Paid-in capital		$313,637,052
Accumulated net realized gain on investments		13,220
Undistributed net investment income		320
TOTAL NET ASSETS		$313,650,592
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$5,326,381 ÷ 5,326,152 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$54,046,475 ÷ 54,044,146 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$163,198,345 ÷ 163,191,320 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$6,169,873 ÷ 6,169,608 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$55,103,377 ÷ 55,101,004 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$29,806,141 ÷ 29,804,857 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$1,995,400
Expenses:
Investment adviser fee (Note 5)		$2,434,544
Administrative fee (Note 5)		475,954
Custodian fees		21,251
Transfer agent fee (Note 2)		444,186
Directors'/Trustees' fees (Note 5)		5,464
Auditing fees		21,250
Legal fees		17,630
Portfolio accounting fees		182,394
Distribution services fee (Note 5)		644,305
Other service fees (Notes 2 and 5)		1,003,653
Share registration costs		112,899
Printing and postage		35,584
Miscellaneous (Note 5)		18,697
TOTAL EXPENSES		5,417,811
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(2,217,736)
Waivers/Reimbursements of other operating expenses (Notes 2 and 5)	(1,594,609)
Reduction of custodian fees (Note 6)	(399)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,812,744)
Net expenses			1,605,067
Net investment income			390,333
Net realized gain on investments			953,232
Change in net assets resulting from operations			1,343,565
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$390,333	$62,189
Net realized gain on investments	953,232	527,331
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,343,565	589,520
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(1,027)	(264)
Wealth Shares	(179,349)	(11,790)
Service Shares	(119,880)	(12,401)
Cash II Shares	(5,784)	(13,759)
Cash Series Shares	(9,149)	(9,929)
Capital Shares	(74,824)	(14,032)
Distributions from net realized gain on investments
Investment Shares	(24,563)	—
Wealth Shares	(301,925)	(17,935)
Service Shares	(646,678)	(9,582)
Cash II Shares	(98,272)	(22,469)
Cash Series Shares	(231,530)	(22,803)
Capital Shares	(164,369)	(12,857)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,857,350)	(147,821)
Share Transactions:
Proceeds from sale of shares	1,402,749,288	1,265,315,852
Net asset value of shares issued to shareholders in payment of distributions declared	1,350,274	119,411
Cost of shares redeemed	(1,869,408,777)	(1,076,895,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(465,309,215)	188,539,382
Change in net assets	(465,823,000)	188,981,081
Net Assets:
Beginning of period	779,473,592	590,492,511
End of period (including undistributed net investment income of $320 and $0, respectively)	$313,650,592	$779,473,592
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective June 2, 2015, the Fund began offering Investment Shares.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing
Annual Shareholder Report

the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of total fund expense waivers, reimbursement and reduction of $3,812,744 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended October 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Investment Shares	$6,510	$—	$(2,436)
Wealth Shares	31,064	(17,504)	(7,119)
Service Shares	137,395	(81,878)	(44,057)
Cash II Shares	43,638	(13,297)	(28,860)
Cash Series Shares	99,590	(51,574)	(43,525)
Capital Shares	125,989	(71,831)	(49,489)
TOTAL	$444,186	$(236,084)	$(175,486)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder
Annual Shareholder Report

accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$15,432	$(59)	$(12,978)
Service Shares	555,387	(7,297)	(298,868)
Cash II Shares	99,489	(531)	(90,804)
Cash Series Shares	228,867	—	(223,221)
Capital Shares	104,478	—	(48,339)
TOTAL	$1,003,653	$(7,887)	$(674,210)
For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2016		Period Ended 10/31/2015[1]
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	18,938,967	$18,938,967	22,641,439	$22,641,439
Shares issued to shareholders in payment of distributions declared	25,310	25,310	245	245
Shares redeemed	(21,583,365)	(21,583,365)	(14,696,444)	(14,696,444)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(2,619,088)	$(2,619,088)	7,945,240	$7,945,240

Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	722,350,876	$722,350,876	398,854,798	$398,854,798
Shares issued to shareholders in payment of distributions declared	216,015	216,015	13,544	13,544
Shares redeemed	(815,955,221)	(815,955,221)	(371,240,719)	(371,240,719)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(93,388,330)	$(93,388,330)	27,627,623	$27,627,623

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	384,477,181	$384,477,181	478,471,132	$478,471,132
Shares issued to shareholders in payment of distributions declared	536,390	536,390	11,399	11,399
Shares redeemed	(480,881,238)	(480,881,238)	(283,587,399)	(283,587,399)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(95,867,667)	$(95,867,667)	194,895,132	$194,895,132
Annual Shareholder Report

Year Ended October 31	2016		2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	21,881,255	$21,881,255	130,724,741	$130,724,741
Shares issued to shareholders in payment of distributions declared	103,466	103,466	36,170	36,170
Shares redeemed	(130,320,424)	(130,320,424)	(176,622,536)	(176,622,536)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(108,335,703)	$(108,335,703)	(45,861,625)	$(45,861,625)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	87,013,029	$87,013,029	124,533,684	$124,533,684
Shares issued to shareholders in payment of distributions declared	239,660	239,660	22,674	22,674
Shares redeemed	(140,193,393)	(140,193,393)	(106,218,313)	(106,218,313)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(52,940,704)	$(52,940,704)	18,338,045	$18,338,045

Year Ended October 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	168,087,980	$168,087,980	110,090,058	$110,090,058
Shares issued to shareholders in payment of distributions declared	229,433	229,433	35,379	35,379
Shares redeemed	(280,475,136)	(280,475,136)	(124,530,470)	(124,530,470)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(112,157,723)	$(112,157,723)	(14,405,033)	$(14,405,033)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(465,309,215)	$(465,309,215)	188,539,382	$188,539,382
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to October 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$390,013	$62,175
Ordinary income[1]	$599,067	$40,688
Long-term capital gains	$868,270	$44,958
1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
Annual Shareholder Report

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$ 320
Undistributed ordinary income[2]	$ 2,691
Undistributed long-term capital gains	$ 10,529
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived $2,217,736 of its fee and voluntarily reimbursed $236,084 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$15,432	$(11,264)
Cash II Shares	79,591	(63,108)
Cash Series Shares	549,282	(426,570)
TOTAL	$644,305	$(500,942)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC received $44 and reimbursed $7,887 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any), paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.80%, 0.27%, 0.52%, 0.67%, 1.02% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the
Annual Shareholder Report

“Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $736,675,000 and $900,847,500, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $399 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 78.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 16.9% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
Annual Shareholder Report

9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $868,270.
For the year ended October 31, 2016, 100.00% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated CALIFORNIA MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the five years in the period then ended, and the financial highlights for each of the periods or years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated California Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the five years in the period then ended and the financial highlights for each of the periods or years indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,002.50	$2.92[2]
Wealth Shares	$1,000	$1,004.00	$1.41
Service Shares	$1,000	$1,002.90	$2.42
Cash II Shares	$1,000	$1,002.70	$2.57[3]
Cash Series Shares	$1,000	$1,002.40	$1.91[4]
Capital Shares	$1,000	$1,003.50	$1.91
Annual Shareholder Report

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,022.22	$2.95[2]
Wealth Shares	$1,000	$1,023.73	$1.42
Service Shares	$1,000	$1,022.72	$2.44
Cash II Shares	$1,000	$1,022.57	$2.59[3]
Cash Series Shares	$1,000	$1,023.23	$1.93[4]
Capital Shares	$1,000	$1,023.23	$1.93
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.58%
Wealth Shares	0.28%
Service Shares	0.48%
Cash II Shares	0.51%
Cash Series Shares	0.38%
Capital Shares	0.38%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares current Fee Limit of 0.80% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.03 and $4.07, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.37 and $3.41, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.19, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated California Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919692
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
29366 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	CAIXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.5%
Municipal Notes	14.8%
Commercial Paper	4.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.3%
8-30 Days	5.9%
31-90 Days	13.1%
91-180 Days	0.0%
181 Days or more	0.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1]
		California—99.9%
$11,300,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Menlo School)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 11/3/2016	$11,300,000
2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.730%, 11/3/2016	2,500,000
1,995,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.800%, 11/3/2016	1,995,000
9,960,000	[2,3]	Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.780%, 11/3/2016	9,960,000
6,345,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.730%, 11/3/2016	6,345,000
6,575,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Comerica Bank LOC), 0.780%, 11/3/2016	6,575,000
6,100,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.730%, 11/3/2016	6,100,000
6,330,000	[2,3]	California Health Facilities Financing Authority, Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(Bank of America N.A. LIQ), 0.750%, 11/3/2016	6,330,000
8,500,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francias de Los Angeles)/(U.S. Bank, N.A. LOC), 0.650%, 11/3/2016	8,500,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.780%, 11/3/2016	4,000,000
10,745,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 1.000%, 11/1/2016	10,745,000
1,680,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.660%, 11/3/2016	1,680,000
2,920,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.780%, 11/3/2016	2,920,000
2,815,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.730%, 11/3/2016	2,815,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$1,995,000		California Infrastructure & Economic Development Bank, (Series 2015) Weekly VRDNs (Guided Discoveries, Inc.)/(Comerica Bank LOC), 0.780%, 11/3/2016	$1,995,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.730%, 11/3/2016	2,000,000
20,700,000		California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd. LOC), 0.560%, 11/1/2016	20,700,000
1,000,000		California PCFA, (1996 Series F) Daily VRDNs (Pacific Gas & Electric Co.)/(TD Bank, N.A. LOC), 0.560%, 11/1/2016	1,000,000
1,690,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.800%, 11/2/2016	1,690,000
26,000,000	[2,3]	California State, Municipal Securities Trust Receipts (Series 2007-SGC-6) Weekly VRDNs (Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC), 0.650%, 11/3/2016	26,000,000
5,600,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.710%, 11/3/2016	5,600,000
735,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.730%, 11/3/2016	735,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(MUFG Union Bank, N.A. LOC), 0.790%, 11/3/2016	12,000,000
9,300,000		California Statewide Communities Development Authority, (Series 2008C), 0.90% CP (Kaiser Permanente), Mandatory Tender 12/16/2016	9,300,000
2,445,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.730%, 11/3/2016	2,445,000
6,750,000		California Statewide Communities Development Authority, (Series 2016) Weekly VRDNs (Pacific Collegiate Foundation)/(Comerica Bank LOC), 0.730%, 11/3/2016	6,750,000
9,995,000	[2,3]	Chula Vista, CA, Stage Trust (Series 2009-28C), 0.83% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/3/2016	9,995,000
6,035,000	[2,3]	Desert, CA CCD, Tender Option Bond Trust Certificates (2015-XM0108) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.770%, 11/3/2016	6,035,000
2,885,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/10/2016	2,885,000
9,950,000	[2,3]	East Side, CA Union High School District, Stage Trust (Series 2011-120C), 0.83% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/5/2017	9,950,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$6,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.840%, 11/3/2016	$6,000,000
6,500,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.670%, 11/3/2016	6,500,000
10,700,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.670%, 11/3/2016	10,700,000
2,500,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.730%, 11/3/2016	2,500,000
5,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 0.98% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 11/17/2016	5,000,000
6,670,000	[2,3]	Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.700%, 11/3/2016	6,670,000
10,000,000	[2,3]	Nuveen California AMT-Free Municipal Income Fund, (Series 6) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ), 0.720%, 11/3/2016	10,000,000
11,305,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.880%, 11/3/2016	11,305,000
6,390,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.680%, 11/3/2016	6,390,000
1,900,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.750%, 11/3/2016	1,900,000
9,945,000	[2,3]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.83% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/5/2017	9,945,000
4,000,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.660%, 11/2/2016	4,000,000
7,600,000		Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.630%, 11/3/2016	7,600,000
8,200,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.630%, 11/3/2016	8,200,000
11,885,000	[2,3]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/1/2016	11,885,000
2,120,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.730%, 11/3/2016	2,120,000
Annual Shareholder Report
4

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	California—continued
$1,700,000	Western Placer, CA USD, 2.00% TRANs, 6/30/2017	$1,712,507
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	313,272,507
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	378,085
	TOTAL NET ASSETS—100%	$313,650,592
At October 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $115,655,000, which represented 36.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $115,655,000, which represented 36.9% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Year)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.02%	0.03%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.08%	0.09%	0.16%	0.22%
Net investment income	0.12%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.39%	0.51%	0.53%	0.43%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,046	$147,528	$119,823	$156,765	$154,988
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.18% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$313,272,507
Cash		234,900
Income receivable		398,386
Receivable for shares sold		34,224
TOTAL ASSETS		313,940,017
Liabilities:
Payable for shares redeemed	$34,045
Income distribution payable	27,683
Payable to adviser (Note 5)	492
Payable for administrative fee (Note 5)	670
Payable for transfer agent fee (Note 2)	44,370
Payable for portfolio accounting fees	42,912
Payable for distribution services fee (Note 5)	25,796
Payable for other service fees (Notes 2 and 5)	48,910
Payable for share registration costs	43,656
Payable for printing and postage	14,133
Accrued expenses (Note 5)	6,758
TOTAL LIABILITIES		289,425
Net assets for 313,637,087 shares outstanding		$313,650,592
Net Assets Consist of:
Paid-in capital		$313,637,052
Accumulated net realized gain on investments		13,220
Undistributed net investment income		320
TOTAL NET ASSETS		$313,650,592
Annual Shareholder Report
8

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$5,326,381 ÷ 5,326,152 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$54,046,475 ÷ 54,044,146 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$163,198,345 ÷ 163,191,320 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$6,169,873 ÷ 6,169,608 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$55,103,377 ÷ 55,101,004 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$29,806,141 ÷ 29,804,857 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$1,995,400
Expenses:
Investment adviser fee (Note 5)		$2,434,544
Administrative fee (Note 5)		475,954
Custodian fees		21,251
Transfer agent fee (Note 2)		444,186
Directors'/Trustees' fees (Note 5)		5,464
Auditing fees		21,250
Legal fees		17,630
Portfolio accounting fees		182,394
Distribution services fee (Note 5)		644,305
Other service fees (Notes 2 and 5)		1,003,653
Share registration costs		112,899
Printing and postage		35,584
Miscellaneous (Note 5)		18,697
TOTAL EXPENSES		5,417,811
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(2,217,736)
Waivers/Reimbursements of other operating expenses (Notes 2 and 5)	(1,594,609)
Reduction of custodian fees (Note 6)	(399)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,812,744)
Net expenses			1,605,067
Net investment income			390,333
Net realized gain on investments			953,232
Change in net assets resulting from operations			1,343,565
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$390,333	$62,189
Net realized gain on investments	953,232	527,331
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,343,565	589,520
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(1,027)	(264)
Wealth Shares	(179,349)	(11,790)
Service Shares	(119,880)	(12,401)
Cash II Shares	(5,784)	(13,759)
Cash Series Shares	(9,149)	(9,929)
Capital Shares	(74,824)	(14,032)
Distributions from net realized gain on investments
Investment Shares	(24,563)	—
Wealth Shares	(301,925)	(17,935)
Service Shares	(646,678)	(9,582)
Cash II Shares	(98,272)	(22,469)
Cash Series Shares	(231,530)	(22,803)
Capital Shares	(164,369)	(12,857)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,857,350)	(147,821)
Share Transactions:
Proceeds from sale of shares	1,402,749,288	1,265,315,852
Net asset value of shares issued to shareholders in payment of distributions declared	1,350,274	119,411
Cost of shares redeemed	(1,869,408,777)	(1,076,895,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(465,309,215)	188,539,382
Change in net assets	(465,823,000)	188,981,081
Net Assets:
Beginning of period	779,473,592	590,492,511
End of period (including undistributed net investment income of $320 and $0, respectively)	$313,650,592	$779,473,592
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. The financial highlights of the Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective June 2, 2015, the Fund began offering Investment Shares.
Effective December 31, 2015, the fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
Annual Shareholder Report
12

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of total fund expense waivers, reimbursement and reduction of $3,812,744 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended October 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Investment Shares	$6,510	$—	$(2,436)
Wealth Shares	31,064	(17,504)	(7,119)
Service Shares	137,395	(81,878)	(44,057)
Cash II Shares	43,638	(13,297)	(28,860)
Cash Series Shares	99,590	(51,574)	(43,525)
Capital Shares	125,989	(71,831)	(49,489)
TOTAL	$444,186	$(236,084)	$(175,486)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$15,432	$(59)	$(12,978)
Service Shares	555,387	(7,297)	(298,868)
Cash II Shares	99,489	(531)	(90,804)
Cash Series Shares	228,867	—	(223,221)
Capital Shares	104,478	—	(48,339)
TOTAL	$1,003,653	$(7,887)	$(674,210)
For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
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restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2016		Period Ended 10/31/2015[1]
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	18,938,967	$18,938,967	22,641,439	$22,641,439
Shares issued to shareholders in payment of distributions declared	25,310	25,310	245	245
Shares redeemed	(21,583,365)	(21,583,365)	(14,696,444)	(14,696,444)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(2,619,088)	$(2,619,088)	7,945,240	$7,945,240

Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	722,350,876	$722,350,876	398,854,798	$398,854,798
Shares issued to shareholders in payment of distributions declared	216,015	216,015	13,544	13,544
Shares redeemed	(815,955,221)	(815,955,221)	(371,240,719)	(371,240,719)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(93,388,330)	$(93,388,330)	27,627,623	$27,627,623

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	384,477,181	$384,477,181	478,471,132	$478,471,132
Shares issued to shareholders in payment of distributions declared	536,390	536,390	11,399	11,399
Shares redeemed	(480,881,238)	(480,881,238)	(283,587,399)	(283,587,399)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(95,867,667)	$(95,867,667)	194,895,132	$194,895,132
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Year Ended October 31	2016		2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	21,881,255	$21,881,255	130,724,741	$130,724,741
Shares issued to shareholders in payment of distributions declared	103,466	103,466	36,170	36,170
Shares redeemed	(130,320,424)	(130,320,424)	(176,622,536)	(176,622,536)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(108,335,703)	$(108,335,703)	(45,861,625)	$(45,861,625)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	87,013,029	$87,013,029	124,533,684	$124,533,684
Shares issued to shareholders in payment of distributions declared	239,660	239,660	22,674	22,674
Shares redeemed	(140,193,393)	(140,193,393)	(106,218,313)	(106,218,313)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(52,940,704)	$(52,940,704)	18,338,045	$18,338,045

Year Ended October 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	168,087,980	$168,087,980	110,090,058	$110,090,058
Shares issued to shareholders in payment of distributions declared	229,433	229,433	35,379	35,379
Shares redeemed	(280,475,136)	(280,475,136)	(124,530,470)	(124,530,470)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(112,157,723)	$(112,157,723)	(14,405,033)	$(14,405,033)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(465,309,215)	$(465,309,215)	188,539,382	$188,539,382
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to October 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$390,013	$62,175
Ordinary income[1]	$599,067	$40,688
Long-term capital gains	$868,270	$44,958
1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
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As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$ 320
Undistributed ordinary income[2]	$ 2,691
Undistributed long-term capital gains	$ 10,529
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived $2,217,736 of its fee and voluntarily reimbursed $236,084 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$15,432	$(11,264)
Cash II Shares	79,591	(63,108)
Cash Series Shares	549,282	(426,570)
TOTAL	$644,305	$(500,942)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC received $44 and reimbursed $7,887 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any), paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.80%, 0.27%, 0.52%, 0.67%, 1.02% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the
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“Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $736,675,000 and $900,847,500, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $399 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 78.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 16.9% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
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9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $868,270.
For the year ended October 31, 2016, 100.00% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated CALIFORNIA MUNICIPAL CASH TRUST, WEALTH SHARES:
We have audited the accompanying statement of assets and liabilities of Federated California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of the Wealth Shares for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated California Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Wealth Shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,004.00	$1.41
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.69	$1.42
1	Expenses are equal to the Fund's annualized net expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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28

Evaluation and Approval of Advisory Contract–May 2016
Federated California Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
29

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
30

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
31

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
32

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report
33

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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34

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
33949 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Service	FCTXX
Cash Series	CTCXX

Federated Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.1%
Municipal Notes	13.2%
Other Assets and Liabilities—Net[2]	0.7%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.1%
8-30 Days	3.7%
31-90 Days	3.8%
91-180 Days	2.2%
181 Days or more	3.5%
Other Assets and Liabilities—Net[2]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.3%[1]
		Connecticut—99.3%
$2,000,000		Burlington, CT, 1.50% BANs, 1/20/2017	$2,003,245
4,000,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.570%, 11/2/2016	4,000,000
2,000,000	[2,3]	Connecticut Municipal Electric Energy Cooperative, Tender Option Bond Trust Certificates (2016-XG0059) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.800%, 11/3/2016	2,000,000
4,100,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.660%, 11/3/2016	4,100,000
5,605,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.650%, 11/2/2016	5,605,000
2,770,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(Citizens Bank, N.A., Providence LOC), 0.680%, 11/3/2016	2,770,000
2,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(TD Bank, N.A. LIQ), 0.620%, 11/3/2016	2,000,000
1,410,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Bank, N.A. LOC), 0.630%, 11/3/2016	1,410,000
1,770,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.670%, 11/2/2016	1,770,000
3,500,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.650%, 11/3/2016	3,500,000
4,100,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.700%, 11/2/2016	4,100,000
4,000,000		Connecticut State HEFA, (Series O) Weekly VRDNs (Yale-New Haven Hospital)/(Wells Fargo Bank, N.A. LOC), 0.590%, 11/2/2016	4,000,000
2,000,000		Connecticut State HEFA, (Series V-1) Daily VRDNs (Yale University), 0.390%, 11/1/2016	2,000,000
2,100,000		Connecticut State HEFA, (Series V-2) Daily VRDNs (Yale University), 0.400%, 11/1/2016	2,100,000
1,550,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.660%, 11/3/2016	1,550,000
1,345,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.580%, 11/3/2016	1,345,000
2,770,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.660%, 11/3/2016	2,770,000
5,000,000	[2,3]	Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 0.730%, 11/3/2016	5,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Connecticut—continued
$6,395,000	[2,3]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.580%, 11/1/2016	$6,395,000
3,090,000	[2,3]	Connecticut State, Tender Option Bond Trust Certificates (2015-YX002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.680%, 11/3/2016	3,090,000
2,000,000	[2,3]	Connecticut State, Tender Option Bond Trust Receipts (2015-XF0222) Weekly VRDNs (TD Bank, N.A. LIQ), 0.670%, 11/3/2016	2,000,000
1,100,000		Easton, CT, 2.00% BANs, 12/14/2016	1,101,973
1,000,000		Essex, CT, 1.75% BANs, 5/17/2017	1,005,379
1,000,000		Groton City, CT, 2.00% BANs, 10/4/2017	1,008,213
765,000		Lisbon, CT, 1.50% BANs, 8/10/2017	768,512
1,000,000		Manchester, CT, 2.00% BANs, 2/22/2017	1,004,153
3,000,000		Putnam, CT, (Lot A), 1.25% BANs, 11/15/2016	3,000,475
4,055,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	4,055,000
4,000,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.630%, 11/3/2016	4,000,000
770,000		Watertown, CT, 1.50% BANs, 4/25/2017	772,241
		TOTAL MUNICIPAL INVESTMENTS—99.3% (AT AMORTIZED COST)[4]	80,224,191
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	533,083
		TOTAL NET ASSETS—100%	$80,757,274
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.1% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $18,485,000, which represented 22.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $18,485,000, which represented 22.9% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.01%	0.01%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.38%	0.12%	0.14%	0.20%	0.28%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.62%	0.84%	0.80%	0.72%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,402	$27,515	$36,809	$35,666	$59,039
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.01%	0.01%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.37%	0.12%	0.14%	0.20%	0.28%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.23%	1.44%	1.40%	1.36%	1.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,356	$77,858	$75,175	$90,468	$62,695
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$80,224,191
Cash		489,633
Income receivable		126,205
TOTAL ASSETS		80,840,029
Liabilities:
Payable for shares redeemed	$5,008
Income distribution payable	172
Payable to adviser (Note 5)	1,150
Payable for administrative fee (Note 5)	173
Payable for transfer agent fee	9,894
Payable for portfolio accounting fees	19,135
Payable for distribution services fee (Note 5)	8,336
Payable for other service fees (Note 2)	7,857
Payable for share registration costs	12,175
Payable for printing and postage	15,381
Accrued expenses (Note 5)	3,474
TOTAL LIABILITIES		82,755
Net assets for 80,757,330 shares outstanding		$80,757,274
Net Assets Consist of:
Paid-in capital		$80,757,241
Undistributed net investment income		33
TOTAL NET ASSETS		$80,757,274
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$21,401,544 ÷ 21,401,559 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$59,355,730 ÷ 59,355,771 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$415,671
Expenses:
Investment adviser fee (Note 5)		$429,433
Administrative fee (Note 5)		83,954
Custodian fees		3,995
Transfer agent fee		98,966
Directors'/Trustees' fees (Note 5)		1,128
Auditing fees		19,599
Legal fees		9,017
Portfolio accounting fees		77,351
Distribution services fee (Note 5)		439,037
Other service fees (Note 2)		266,481
Share registration costs		54,576
Printing and postage		24,747
Miscellaneous (Note 5)		7,111
TOTAL EXPENSES		1,515,395
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(396,680)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(716,625)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,113,305)
Net expenses			402,090
Net investment income			13,581
Change in net assets resulting from operations			$13,581
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,581	$11,421
Net realized gain on investments	—	59,652
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,581	71,073
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(6,235)	(3,355)
Cash Series Shares	(7,315)	(8,071)
Distributions from net realized gain on investments
Service Shares	(15,955)	(121)
Cash Series Shares	(43,697)	(250)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(73,202)	(11,797)
Share Transactions:
Proceeds from sale of shares	275,226,069	254,559,970
Net asset value of shares issued to shareholders in payment of distributions declared	67,165	10,917
Cost of shares redeemed	(299,849,523)	(261,241,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,556,289)	(6,670,229)
Change in net assets	(24,615,910)	(6,610,953)
Net Assets:
Beginning of period	105,373,184	111,984,137
End of period (including undistributed net investment income of $33 and $2, respectively)	$80,757,274	$105,373,184
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Connecticut Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
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reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,113,305 is disclosed in various locations in this Note 2 and Note 5.
For the year ended October 31, 2016, unaffiliated third parties waived $36,512 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$83,549	$(77,163)
Cash Series Shares	182,932	(180,940)
TOTAL	$266,481	$(258,103)
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	52,504,860	$52,504,860	41,273,734	$41,273,734
Shares issued to shareholders in payment of distributions declared	16,390	16,390	2,622	2,622
Shares redeemed	(58,619,777)	(58,619,777)	(50,584,876)	(50,584,876)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,098,527)	$(6,098,527)	(9,308,520)	$(9,308,520)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	222,721,209	$222,721,209	213,286,236	$213,286,236
Shares issued to shareholders in payment of distributions declared	50,775	50,775	8,295	8,295
Shares redeemed	(241,229,746)	(241,229,746)	(210,656,240)	(210,656,240)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(18,457,762)	$(18,457,762)	2,638,291	$2,638,291
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(24,556,289)	$(24,556,289)	(6,670,229)	$(6,670,229)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$13,550	$11,426
Ordinary income[1]	$53,094	$371
Long-term capital gains	$6,558	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$33
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived $396,680 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$439,037	$(422,010)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC did not retain any fees paid by the Fund.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.68% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $103,760,000 and $115,465,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 56.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.2% of total investments.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
8. Regulatory matters
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $6,558.
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Federated Connecticut Municipal Cash Trust:
We have audited the accompanying statement of assets and liabilities of Federated Connecticut Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Connecticut Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.20	$2.72[2]
Cash Series Shares	$1,000	$1,000.10	$2.82[3]
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,022.42	$2.75[2]
Cash Series Shares	$1,000	$1,022.32	$2.85[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.54%
Cash Series Shares	0.56%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.68% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.42 and $3.46, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.01% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.08 and $5.13, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Connecticut Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Connecticut Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N559
CUSIP 608919601
29367 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Institutional	FFTXX
Premier	FTFXX

Federated Institutional Tax-Free Cash Trust
(formerly, Federated Tax-Free Trust)

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.1%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	98.1%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount		Value
	SHORT-TERM MUNICIPALS—98.1%[1]
	Alabama—9.2%
$6,000,000	Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.690%, 11/3/2016	$6,000,000
8,000,000	Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.720%, 11/3/2016	8,000,000
900,000	Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.710%, 11/2/2016	900,000
10,000,000	Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.670%, 11/2/2016	10,000,000
10,760,000	Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.840%, 11/3/2016	10,760,000
	TOTAL	35,660,000
	Alaska—3.8%
2,350,000	Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.600%, 11/3/2016	2,350,000
5,300,000	Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.670%, 11/3/2016	5,300,000
6,880,000	Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.680%, 11/3/2016	6,880,000
	TOTAL	14,530,000
	Arizona—1.0%
4,000,000	Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.720%, 11/3/2016	4,000,000
	California—5.2%
6,070,000	California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.730%, 11/3/2016	6,070,000
4,650,000	California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.730%, 11/3/2016	4,650,000
1,500,000	San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.660%, 11/2/2016	1,500,000
8,000,000	Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.630%, 11/3/2016	8,000,000
	TOTAL	20,220,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Colorado—0.0%
$130,000	Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.830%, 11/3/2016	$130,000
	Connecticut—4.0%
1,400,000	Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.650%, 11/2/2016	1,400,000
3,730,000	Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.670%, 11/2/2016	3,730,000
2,000,000	Connecticut State HFA, (2013 Series B Subseries B-6) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.640%, 11/3/2016	2,000,000
4,110,000	Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.660%, 11/3/2016	4,110,000
4,000,000	Connecticut State HFA, (Subseries C-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.620%, 11/3/2016	4,000,000
	TOTAL	15,240,000
	Florida—6.3%
5,600,000	Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.630%, 11/3/2016	5,600,000
7,400,000	Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.680%, 11/2/2016	7,400,000
3,400,000	JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.620%, 11/2/2016	3,400,000
3,500,000	Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 11/3/2016	3,500,000
4,400,000	Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.640%, 11/3/2016	4,400,000
	TOTAL	24,300,000
	Georgia—2.9%
4,000,000	Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.690%, 11/3/2016	4,000,000
5,000,000	Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.790%, 11/3/2016	5,000,000
2,100,000	Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.700%, 11/3/2016	2,100,000
	TOTAL	11,100,000
	Illinois—3.1%
900,000	Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (Museum of Contemporary Art)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.640%, 11/2/2016	900,000
Annual Shareholder Report
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Illinois—continued
$4,000,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.900%, 11/2/2016	$4,000,000
3,680,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.650%, 11/3/2016	3,680,000
3,000,000	Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Northern Trust Co., Chicago, IL LIQ), 0.550%, 11/2/2016	3,000,000
510,000	Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.650%, 11/3/2016	510,000
	TOTAL	12,090,000
	Indiana—3.1%
5,780,000	Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.640%, 11/4/2016	5,780,000
6,000,000	Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.780%, 11/3/2016	6,000,000
	TOTAL	11,780,000
	Iowa—1.4%
5,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.770%, 11/3/2016	5,500,000
	Kansas—0.6%
2,400,000	Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.680%, 11/2/2016	2,400,000
	Louisiana—3.7%
7,700,000	Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.720%, 11/2/2016	7,700,000
4,000,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.720%, 11/2/2016	4,000,000
2,700,000	Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 11/1/2016	2,700,000
	TOTAL	14,400,000
	Maryland—0.2%
850,000	Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.690%, 11/3/2016	850,000
Annual Shareholder Report
4

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Massachusetts—2.9%
$8,500,000	Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.660%, 11/3/2016	$8,500,000
2,800,000	Massachusetts State Development Finance Agency, (Series M-2) Weekly VRDNs (Partners Healthcare Systems)/(Bank of New York Mellon LOC), 0.610%, 11/3/2016	2,800,000
	TOTAL	11,300,000
	Michigan—10.8%
3,500,000	Grand Valley State University Board of Trustees, MI, (Series 2008-B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.620%, 11/3/2016	3,500,000
1,500,000	Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.620%, 11/2/2016	1,500,000
2,975,000	Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.660%, 11/3/2016	2,975,000
2,000,000	Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.630%, 11/2/2016	2,000,000
3,640,000	Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.630%, 11/2/2016	3,640,000
1,500,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 11/1/2016	1,500,000
3,500,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.690%, 11/3/2016	3,500,000
5,110,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.640%, 11/2/2016	5,110,000
13,400,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 11/3/2016	13,400,000
4,605,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.760%, 11/3/2016	4,605,000
	TOTAL	41,730,000
	Minnesota—8.2%
1,945,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.640%, 11/3/2016	1,945,000
1,510,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.730%, 11/3/2016	1,510,000
9,100,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.660%, 11/3/2016	9,100,000
6,500,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.630%, 11/3/2016	6,500,000
Annual Shareholder Report
5

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Minnesota—continued
$2,650,000	Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.690%, 11/3/2016	$2,650,000
3,400,000	Rochester, MN Health Care Facility Authority, (Series 2016) Weekly VRDNs (Mayo Clinic), 0.600%, 11/2/2016	3,400,000
4,000,000	Roseville, MN, (Series 2009) Weekly VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.640%, 11/3/2016	4,000,000
2,500,000	St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.600%, 11/3/2016	2,500,000
	TOTAL	31,605,000
	Missouri—1.9%
7,280,000	Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.780%, 11/3/2016	7,280,000
	Nebraska—0.6%
1,030,000	Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.880%, 11/3/2016	1,030,000
1,400,000	Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.770%, 11/3/2016	1,400,000
	TOTAL	2,430,000
	Nevada—0.9%
3,550,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs (Royal Bank of Canada LOC), 0.600%, 11/2/2016	3,550,000
	New Jersey—0.3%
1,000,000	New Jersey Health Care Facilities Financing Authority, (Series 2009E) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.620%, 11/2/2016	1,000,000
	New York—4.0%
1,000,000	Metropolitan Transportation Authority, NY, (Series 2005D-2) Daily VRDNs (MTA Transportation Revenue)/(Landesbank Hessen-Thuringen LOC), 0.550%, 11/1/2016	1,000,000
5,000,000	New York City, NY Municipal Water Finance Authority, (Series 2012B-1) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.500%, 11/1/2016	5,000,000
2,000,000	New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.540%, 11/1/2016	2,000,000
5,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.530%, 11/1/2016	5,000,000
Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	New York—continued
$2,600,000	New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.630%, 11/3/2016	$2,600,000
	TOTAL	15,600,000
	North Carolina—4.8%
1,800,000	Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.640%, 11/2/2016	1,800,000
2,335,000	New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.620%, 11/2/2016	2,335,000
2,900,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.630%, 11/2/2016	2,900,000
2,590,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.650%, 11/3/2016	2,590,000
5,290,000	North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.600%, 11/3/2016	5,290,000
670,000	Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.600%, 11/2/2016	670,000
2,880,000	Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.640%, 11/2/2016	2,880,000
	TOTAL	18,465,000
	Ohio—0.8%
3,000,000	Ohio Water Development Authority, (Series 2016A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.680%, 11/2/2016	3,000,000
	Pennsylvania—10.0%
3,000,000	Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.660%, 11/3/2016	3,000,000
800,000	Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.630%, 11/3/2016	800,000
1,570,000	Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.630%, 11/3/2016	1,570,000
8,000,000	Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.650%, 11/2/2016	8,000,000
2,500,000	Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.660%, 11/3/2016	2,500,000
2,450,000	Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.660%, 11/3/2016	2,450,000
Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Pennsylvania—continued
$1,500,000	Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.630%, 11/3/2016	$1,500,000
5,000,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.750%, 11/3/2016	5,000,000
13,800,000	Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.660%, 11/3/2016	13,800,000
	TOTAL	38,620,000
	Tennessee—2.4%
9,300,000	Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.780%, 11/2/2016	9,300,000
	Texas—3.7%
2,650,000	Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.650%, 11/3/2016	2,650,000
2,800,000	Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.720%, 11/3/2016	2,800,000
500,000	Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.630%, 11/3/2016	500,000
8,110,000	Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.720%, 11/2/2016	8,110,000
	TOTAL	14,060,000
	Utah—0.5%
2,000,000	St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 11/3/2016	2,000,000
	Virginia—0.8%
3,000,000	Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.550%, 11/2/2016	3,000,000
	West Virginia—1.0%
2,845,000	Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.650%, 11/3/2016	2,845,000
1,000,000	West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.620%, 11/3/2016	1,000,000
	TOTAL	3,845,000
	TOTAL MUNICIPAL INVESTMENTS—98.1% (AT IDENTIFIED COST)[2]	378,985,000
	OTHER ASSETS AND LIABILITIES - NET—1.9%[3]	7,397,185
	TOTAL NET ASSETS—100%	$386,382,185
Annual Shareholder Report
8

At October 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.0020
Net realized gain on investments	—
TOTAL INCOME FROM INVESTMENT OPERATIONS	0.0020
Less Distributions:
Distributions from net investment income	(0.0020)
Net Asset Value, End of Period	$1.0000
Total Return[2]	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%[3]
Net investment income	0.54%[3]
Expense waiver/reimbursement[4]	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0020	—	—	—	—
Net realized gain on investments	(0.0000)[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0020	0.000[1]	—	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0020)	—	—	—	—
Distributions from net realized gain on investments	(0.0000)[1]	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.0020)	—	(0.000)[1]	(0.000)[1]	—
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.25%	0.00%	0.00%[3]	0.00%[3]	0.00%
Ratios to Average Net Assets:
Net expenses	0.14%	0.12%	0.16%	0.21%	0.30%
Net investment income	0.26%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	0.36%	0.61%	0.55%	0.43%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$155,223	$59,784	$52,973	$66,331	$76,947
1	Represents less than $0.0005.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at identified cost and fair value		$378,985,000
Cash		239,749
Income receivable		303,265
Receivable for shares sold		7,055,000
Prepaid expenses		3,519
TOTAL ASSETS		386,586,533
Liabilities:
Payable for shares redeemed	$8,098
Income distribution payable	147,793
Payable to adviser (Note 5)	1,481
Payable for administrative fee (Note 5)	810
Payable for portfolio accounting fees	22,550
Payable for other service fees (Notes 2 and 5)	8,285
Payable for printing and postage	15,331
TOTAL LIABILITIES		204,348
Net assets for 386,382,468 shares outstanding		$386,382,185
Net Assets Consist of:
Paid-in capital		$386,382,468
Accumulated net realized loss on investments		(36)
Distributions in excess of net investment income		(247)
TOTAL NET ASSETS		$386,382,185
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$231,158,810 ÷ 231,158,965 shares outstanding, no par value, unlimited shares authorized		$1.0000
Premier Shares:
$155,223,375 ÷ 155,223,503 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$672,754
Expenses:
Investment adviser fee (Note 5)		$258,068
Administrative fee (Note 5)		100,905
Custodian fees		4,284
Transfer agent fee		15,483
Directors'/Trustees' fees (Note 5)		769
Auditing fees		19,600
Legal fees		8,432
Portfolio accounting fees		72,622
Other service fees (Notes 2 and 5)		20,721
Share registration costs		63,765
Printing and postage		17,897
Miscellaneous (Note 5)		26,443
TOTAL EXPENSES		608,989
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(258,068)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(141,680)
Reduction of custodian fees (Note 6)	(134)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(399,882)
Net expenses			209,107
Net investment income			463,647
Net realized loss on investments			(36)
Change in net assets resulting from operations			$463,611
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$463,647	$—
Net realized gain (loss) on investments	(36)	14,137
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	463,611	14,137
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(248,973)	—
Premier Shares	(214,921)	—
Distributions from net realized gain on investments
Institutional Shares	—	—
Premier Shares	(14,137)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(478,031)	—
Share Transactions:
Proceeds from sale of shares	673,810,542	176,053,593
Net asset value of shares issued to shareholders in payment of distributions declared	42,928	—
Cost of shares redeemed	(347,240,737)	(169,257,036)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	326,612,733	6,796,557
Change in net assets	326,598,313	6,810,694
Net Assets:
Beginning of period	59,783,872	52,973,178
End of period (including undistributed net investment income (distributions in excess) of $(247) and $0, respectively)	$386,382,185	$59,783,872
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective March 31, 2016, the Fund's name was changed from Federated Tax-Free Trust to Federated Institutional Tax-Free Cash Trust.
Effective February 26, 2016, the Fund's original existing shares were re-designated as Premier Shares.
The Fund commenced offering Institutional Shares on February 26, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a
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portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
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Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets; except that Institutional Shares and Premier Shares may bear other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $399,882 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $1,161 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$20,721
TOTAL	$20,721
For the year ended October 31, 2016, the Fund's Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 10/31/2016[1]		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	276,650,099	$276,650,099	—	$—
Shares issued to shareholders in payment of distributions declared	13,579	13,579	—	—
Shares redeemed	(45,504,713)	(45,504,713)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	231,158,965	$231,158,965	—	$—
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Year Ended October 31	2016		2015
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	397,160,443	$397,160,443	176,053,593	$176,053,593
Shares issued to shareholders in payment of distributions declared	29,349	29,349	—	—
Shares redeemed	(301,736,024)	(301,736,024)	(169,257,036)	(169,257,036)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	95,453,768	$95,453,768	6,796,557	$6,796,557
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	326,612,733	$326,612,733	6,796,557	$6,796,557
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to October 31, 2016.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt Income	$463,894	$—
Ordinary Income[1]	$9,532	$—
Long-term capital gains	$4,605	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt Income	$(247)
Capital Loss Carryforwards	$(36)
At October 31, 2016, the Fund had a capital loss carryforward of $36 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser waived its entire fee of $258,068 and voluntarily reimbursed $140,519 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC did not receive any fees paid by the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $540,915,000 and $308,030,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $134 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
8. Regulatory Matters
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $4,605.
For the year ended October 31, 2016, 100.00% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL TAX-FREE CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Institutional Tax-Free Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods or years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional Tax-Free Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods or years indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.70	$1.01
Premier Shares	$1,000	$1,002.00	$0.86
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.13	$1.02
Premier Shares	$1,000	$1,024.28	$0.87
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Premier Shares	0.17%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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30

Evaluation and Approval of Advisory Contract–May 2016
Federated Institutional Tax-Free Cash Trust (the “Fund”)
(formerly, Federated Tax-Free Trust)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company
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(the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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32

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates
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frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund
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family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
29452 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	FLMXX
Cash II	FLCXX
Cash Series	FLSXX

Federated Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	99.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.9%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1]
		Florida—88.9%
$3,440,000		Alachua County, FL HFA, (Series 2006) Weekly VRDNs (Santa Fe I Apartments)/(Citibank NA, New York LOC), 0.670%, 11/2/2016	$3,440,000
7,830,000	[2,3]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.780%, 11/3/2016	7,830,000
3,790,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.730%, 11/3/2016	3,790,000
2,350,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.680%, 11/2/2016	2,350,000
1,500,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.550%, 11/1/2016	1,500,000
3,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.670%, 11/2/2016	3,000,000
1,410,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.730%, 11/2/2016	1,410,000
3,950,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.720%, 11/2/2016	3,950,000
4,275,000	[2,3]	Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.910%, 11/3/2016	4,275,000
3,375,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.650%, 11/2/2016	3,375,000
3,500,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada LOC), 0.740%, 11/2/2016	3,500,000
3,000,000		Orange County, FL HFA, (Series 2007A) Weekly VRDNs (Marbella Pointe)/(FHLB of San Francisco LOC), 0.670%, 11/3/2016	3,000,000
1,750,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.720%, 11/2/2016	1,750,000
4,200,000	[2,3]	Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.760%, 11/3/2016	4,200,000
1,335,000	[2,3]	Orlando, FL Contract Tourist Development, Floater Certificates (Series 2014-0001) Weekly VRDNs (Orlando, FL)/(Credit Suisse AG LIQ), 0.680%, 11/3/2016	1,335,000
2,700,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 11/3/2016	2,700,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$1,350,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.640%, 11/3/2016	$1,350,000
2,075,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(PNC Bank, N.A. LOC), 0.770%, 11/3/2016	2,075,000
2,065,000	[2,3]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.710%, 11/3/2016	2,065,000
2,450,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.550%, 11/1/2016	2,450,000
1,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.530%, 11/1/2016	1,000,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.750%, 11/3/2016	4,730,000
4,000,000	[2,3]	Tampa-Hillsborough County, FL Expressway Authority, Tender Option Bond Trust Certificates (2016-XG0097) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.860%, 11/3/2016	4,000,000
10,685,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.700%, 11/4/2016	10,685,000
		TOTAL	79,760,000
		Illinois—7.1%
3,500,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.880%, 11/3/2016	3,500,000
2,880,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.730%, 11/3/2016	2,880,000
		TOTAL	6,380,000
		New Jersey—3.6%
3,285,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 11/3/2016	3,285,000
		New York—0.3%
250,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.550%, 11/1/2016	250,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	89,675,000
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	52,926
		TOTAL NET ASSETS—100%	$89,727,926
Annual Shareholder Report
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 34.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $23,705,000, which represented 26.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $23,705,000, which represented 26.4% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.06%	0.02%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.36%	0.14%	0.18%	0.25%	0.35%
Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.59%	0.78%	0.73%	0.62%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,694	$46,703	$43,994	$68,590	$83,187
1	Represents less than $0.0005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.06%	0.02%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%	0.13%	0.18%	0.25%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.88%	1.07%	1.02%	0.91%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,846	$13,767	$25,401	$27,832	$61,427
1	Represents less than $0.0005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.06%	0.02%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.39%	0.14%	0.18%	0.25%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.20%	1.43%	1.37%	1.27%	1.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,188	$77,196	$76,393	$67,173	$63,721
1	Represents less than $0.0005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$89,675,000
Cash		48,909
Income receivable		77,880
Receivable for shares sold		31,005
TOTAL ASSETS		89,832,794
Liabilities:
Payable for shares redeemed	$4,354
Income distribution payable	59
Payable to adviser (Note 5)	1,250
Payable for administrative fee (Note 5)	192
Payable for transfer agent fee	10,083
Payable for portfolio accounting fees	21,023
Payable for distribution services fee (Note 5)	17,438
Payable for other service fees (Notes 2 and 5)	14,787
Payable for share registration costs	15,379
Payable for printing and postage	16,210
Accrued expenses (Note 5)	4,093
TOTAL LIABILITIES		104,868
Net assets for 89,727,848 shares outstanding		$89,727,926
Net Assets Consist of:
Paid-in capital		$89,727,848
Accumulated net realized gain on investments		41
Undistributed net investment income		37
TOTAL NET ASSETS		$89,727,926
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
29,693,969 ÷ 29,693,943 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
3,846,026 ÷ 3,846,023 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
56,187,931 ÷ 56,187,882 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$540,922
Expenses:
Investment adviser fee (Note 5)		$543,677
Administrative fee (Note 5)		106,289
Custodian fees		5,386
Transfer agent fee		131,172
Directors'/Trustees' fees (Note 5)		1,366
Auditing fees		19,600
Legal fees		9,980
Portfolio accounting fees		87,260
Distribution services fee (Note 5)		492,622
Other service fees (Notes 2 and 5)		322,967
Share registration costs		65,551
Printing and postage		27,098
Miscellaneous (Note 5)		8,494
TOTAL EXPENSES		1,821,462
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(533,111)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(773,100)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,306,211)
Net expenses			515,251
Net investment income			25,671
Net realized gain on investments			41
Change in net assets resulting from operations			$25,712
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,671	$15,546
Net realized gain on investments	41	47,589
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,712	63,135
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(16,838)	(5,444)
Cash II Shares	(929)	(2,197)
Cash Series Shares	(7,867)	(7,900)
Distributions from net realized gain on investments
Wealth Shares	(16,509)	(26,435)
Cash II Shares	(4,774)	(13,307)
Cash Series Shares	(26,304)	(39,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(73,221)	(95,209)
Share Transactions:
Proceeds from sale of shares	347,292,432	403,380,542
Net asset value of shares issued to shareholders in payment of distributions declared	63,343	83,140
Cost of shares redeemed	(395,246,135)	(411,553,787)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(47,890,360)	(8,090,105)
Change in net assets	(47,937,869)	(8,122,179)
Net Assets:
Beginning of period	137,665,795	145,787,974
End of period (including undistributed net investment income of $37 and $0, respectively)	$89,727,926	$137,665,795
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Florida Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Florida state intangibles tax was repealed, effective January 1, 2007. Accordingly, an investment in the Fund will not be subject to the Florida state intangibles tax, and the Fund will continue to invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
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11

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Cash II Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,306,211 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2016, unaffiliated third parties waived $51,813 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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12

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Wealth Shares	$106,002	$(20,462)	$(60,698)
Cash II Shares	20,209	(61)	(18,880)
Cash Series Shares	196,756	(203)	(190,034)
TOTAL	$322,967	$(20,726)	$(269,612)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report
13

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	108,706,072	$108,706,072	118,456,565	$118,456,565
Shares issued to shareholders in payment of distributions declared	23,586	23,586	20,156	20,156
Shares redeemed	(125,722,565)	(125,722,565)	(115,759,745)	(115,759,745)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(16,992,907)	$(16,992,907)	2,716,976	$2,716,976

Year Ended October 31	2016		2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	14,055,305	$14,055,305	35,031,089	$35,031,089
Shares issued to shareholders in payment of distributions declared	5,703	5,703	15,491	15,491
Shares redeemed	(23,977,342)	(23,977,342)	(46,671,400)	(46,671,400)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(9,916,334)	$(9,916,334)	(11,624,820)	$(11,624,820)

Year Ended October 31	2016	2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Share sold	224,531,055	$224,531,055	249,892,888	$249,892,888
Shares issued to shareholders in payment of distributions declared	34,054	34,054	47,493	47,493
Shares redeemed	(245,546,228)	(245,546,228)	(249,122,642)	(249,122,642)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(20,981,119)	$(20,981,119)	817,739	$817,739
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(47,890,360)	$(47,890,360)	(8,090,105)	$(8,090,105)
Annual Shareholder Report
14

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$25,634	$15,541
Ordinary income[1]	—	45,806
Long-term capital gains	$47,587	$33,862
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$37
Undistributed ordinary income[2]	$41
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the Adviser voluntarily waived $533,111 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report
15

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Wealth Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Wealth Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$20,408	$(16,715)
Cash Series Shares	$472,214	$(414,234)
TOTAL	$492,622	$(430,949)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, the Fund's Wealth Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. For the year ended October 31, 2016, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC did not receive any and reimbursed $20,726 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC), on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.88% and 1.03% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $171,725,000 and $152,060,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 84.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.9% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
8. Regulatory Matters
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $47,587.
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Federated Florida Municipal Cash Trust:
We have audited the accompanying statement of assets and liabilities of Federated Florida Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Florida Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.40	$2.72[2]
Cash II Shares	$1,000	$1,000.10	$2.92[3]
Cash Series Shares	$1,000	$1,000.10	$3.02[4]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.42	$2.75[2]
Cash II Shares	$1,000	$1,022.22	$2.95[3]
Cash Series Shares	$1,000	$1,022.12	$3.05[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.54%
Cash II Shares	0.58%
Cash Series Shares	0.60%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.62% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.12 and $3.15, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.42 and $4.47, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.03% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.18 and $5.23, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Florida Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
29

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Florida Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N336
CUSIP 60934N344
CUSIP 608919700
29505 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Ticker	GAMXX

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.7%
Municipal Notes	19.2%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.2%
8-30 Days	0.0%
31-90 Days	12.7%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1]
		Georgia—99.9%
$1,500,000		Athens-Clarke County, GA IDA, (Series 2003) Daily VRDNs (University of Georgia Athletic Association)/(Wells Fargo Bank, N.A. LOC), 0.480%, 11/1/2016	$1,500,000
1,400,000	[2,3]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.670%, 11/3/2016	1,400,000
4,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.750%, 11/3/2016	4,000,000
4,250,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.790%, 11/3/2016	4,250,000
1,850,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.690%, 11/2/2016	1,850,000
4,845,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.710%, 11/3/2016	4,845,000
7,500,000		Bartow County, GA, 1.00% TANs, 12/30/2016	7,503,232
3,215,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.740%, 11/2/2016	3,215,000
700,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.690%, 11/3/2016	700,000
4,550,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.790%, 11/3/2016	4,550,000
2,790,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Inland Fresh Seafood Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 11/3/2016	2,790,000
6,395,000	[2,3]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.83% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/3/2016	6,395,000
1,470,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(U.S. Bank, N.A. LOC), 0.800%, 11/3/2016	1,470,000
2,880,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.600%, 11/1/2016	2,880,000
4,975,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.720%, 11/3/2016	4,975,000
1,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(TD Bank, N.A. LOC), 0.600%, 11/3/2016	1,000,000
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Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Georgia—continued
$3,120,000	Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.800%, 11/3/2016	$3,120,000
11,265,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.790%, 11/3/2016	11,265,000
5,000,000	Main Street Gas, Inc., GA, (Series 2010 A1), 0.74% TOBs (Royal Bank of Canada LOC), Optional Tender 12/1/2016	5,000,000
4,000,000	Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.760%, 11/2/2016	4,000,000
550,000	Private Colleges & Universities Facilities of GA, (Series 2005B-2) Weekly VRDNs (Emory University), 0.520%, 11/3/2016	550,000
1,000,000	Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.660%, 11/2/2016	1,000,000
5,250,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.730%, 11/2/2016	5,250,000
1,000,000	Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.730%, 11/2/2016	1,000,000
4,170,000	Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(KeyBank, N.A. LOC), 0.750%, 11/3/2016	4,170,000
3,910,000	Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.670%, 11/3/2016	3,910,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.880%, 11/3/2016	5,600,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	98,188,232
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	124,474
	TOTAL NET ASSETS—100%	$98,312,706
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.5% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $7,795,000, which represented 7.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $7,795,000, which represented 7.9% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.11%	0.01%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.12%	0.13%	0.19%	0.32%
Net investment income	0.05%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.64%	0.79%	0.78%	0.70%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,313	$168,721	$180,311	$196,010	$223,769
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$98,188,232
Cash		74,501
Income receivable		123,300
Receivable for shares sold		19,407
TOTAL ASSETS		98,405,440
Liabilities:
Payable for shares redeemed	$19,466
Payable to adviser (Note 5)	1,780
Payable for administrative fee (Note 5)	210
Payable for transfer agent fee	14,006
Payable for legal fees	2,611
Payable for portfolio accounting fees	15,082
Payable for other service fees (Note 2)	21,115
Payable for printing and postage	15,680
Accrued expenses (Note 5)	2,784
TOTAL LIABILITIES		92,734
Net assets for 98,306,836 shares outstanding		$98,312,706
Net Assets Consist of:
Paid-in capital		$98,306,836
Accumulated net realized gain on investments		5,821
Undistributed net investment income		49
TOTAL NET ASSETS		$98,312,706
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$98,312,706 ÷ 98,306,836 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$527,533
Expenses:
Investment adviser fee (Note 5)		$570,060
Administrative fee (Note 5)		111,447
Custodian fees		4,972
Transfer agent fee		138,134
Directors'/Trustees' fees (Note 5)		1,519
Auditing fees		19,600
Legal fees		9,664
Portfolio accounting fees		67,763
Other service fees (Note 2)		356,288
Share registration costs		49,472
Printing and postage		22,824
Miscellaneous (Note 5)		7,800
TOTAL EXPENSES		1,359,543
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(570,060)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(337,212)
Reduction of custodian fees (Note 6)	(108)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(907,380)
Net expenses			452,163
Net investment income			75,370
Net realized gain on investments			5,822
Change in net assets resulting from operations			$81,192
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$75,370	$18,265
Net realized gain on investments	5,822	66,771
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,192	85,036
Distributions to Shareholders:
Distributions from net investment income	(75,321)	(18,240)
Distributions from net realized gain on investments	(66,772)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(142,093)	(18,240)
Share Transactions:
Proceeds from sale of shares	149,490,900	198,209,980
Net asset value of shares issued to shareholders in payment of distributions declared	135,311	17,029
Cost of shares redeemed	(219,974,033)	(209,883,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,347,822)	(11,656,292)
Change in net assets	(70,408,723)	(11,589,496)
Net Assets:
Beginning of period	168,721,429	180,310,925
End of period (including undistributed net investment income of $49 and $0, respectively)	$98,312,706	$168,721,429
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent
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market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursements and reduction of $907,380 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $61,345 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, unaffiliated third-party financial intermediaries waived $188,763 of other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
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security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2016	2015
Shares sold	149,490,900	198,209,980
Shares issued to shareholders in payment of distributions declared	135,311	17,029
Shares redeemed	(219,974,033)	(209,883,301)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(70,347,822)	(11,656,292)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$75,321	$18,240
Ordinary income[1]	$66,772	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$49
Undistributed ordinary income[2]	$2,018
Undistributed long-term capital gains	$3,803
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived its entire fee of $570,060 and voluntarily reimbursed $87,104 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $176,235,000 and $196,045,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $108 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 80.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, FNMA, was 24.5% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Federated Georgia Municipal Cash Trust:
We have audited the accompanying statement of assets and liabilities of Federated Georgia Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Georgia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,000.60	$2.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.57	$2.59
1	Expenses are equal to the Fund's annualized net expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Georgia Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
23

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
24

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
25

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report
26

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
29

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N328
29506 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Service	MMCXX
Cash Series	FMCXX

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.8%
Municipal Notes	9.4%
Commercial Paper	3.4%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.8%
8-30 Days	3.4%
31-90 Days	1.9%
91-180 Days	6.2%
181 Days or more	1.3%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.6%[1]
		Massachusetts—99.6%
$3,200,000	[2,3]	Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.670%, 11/3/2016	$3,200,000
8,000,000	[2,3]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.650%, 11/3/2016	8,000,000
2,000,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 5005) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 11/1/2016	2,000,000
17,000,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.670%, 11/3/2016	17,000,000
3,847,000		Massachusetts Development Finance Agency, (Issue 4), 1.00% CP (FHLB of Boston LOC), Mandatory Tender 11/8/2016	3,847,000
2,000,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.670%, 11/3/2016	2,000,000
1,950,000	[2,3]	Massachusetts Development Finance Agency, Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs (Partners Healthcare Systems)/(JPMorgan Chase Bank, N.A. LIQ), 0.660%, 11/3/2016	1,950,000
3,680,000		Massachusetts HEFA, (Series 2009C) Tranche 2 Daily VRDNs (Henry Heywood Memorial Hospital)/(TD Bank, N.A. LOC), 0.520%, 11/1/2016	3,680,000
6,200,000		Massachusetts HEFA, (Series J-2) Daily VRDNs (Baystate Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 11/1/2016	6,200,000
6,000,000		Massachusetts HEFA, (Series Y) Weekly VRDNs (Harvard University), 0.620%, 11/3/2016	6,000,000
700,000		Massachusetts IFA, (Series 1992B), 1.03% CP (New England Power Co.), Mandatory Tender 11/8/2016	700,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.600%, 11/3/2016	2,400,000
4,125,000	[2,3]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 11/3/2016	4,125,000
2,300,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 11/3/2016	2,300,000
7,850,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 0.670%, 11/3/2016	7,850,000
4,180,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.640%, 11/2/2016	4,180,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Massachusetts—continued
$6,360,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.630%, 11/3/2016	$6,360,000
6,380,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.740%, 11/2/2016	6,380,000
2,510,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.740%, 11/2/2016	2,510,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2008A) Weekly VRDNs (Babson College)/(Bank of America N.A. LOC), 0.620%, 11/3/2016	4,000,000
3,100,000		Massachusetts State Development Finance Agency, (Series M-2) Weekly VRDNs (Partners Healthcare Systems)/(Bank of New York Mellon LOC), 0.610%, 11/3/2016	3,100,000
2,500,000		Massachusetts State Health & Educational Facility, (Series 2008 N-1) Daily VRDNs (Tufts University)/(U.S. Bank, N.A. LIQ), 0.470%, 11/1/2016	2,500,000
2,300,000		Massachusetts State Health & Educational Facility, (Series 2008 N-2) Daily VRDNs (Tufts University)/(Wells Fargo Bank, N.A. LIQ), 0.510%, 11/1/2016	2,300,000
5,345,000	[2,3]	Massachusetts State Health & Educational Facility, Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.680%, 11/3/2016	5,345,000
950,000		Massachusetts State HFA, (Series A) Weekly VRDNs (TD Bank, N.A. LOC), 0.630%, 11/2/2016	950,000
4,000,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.650%, 11/3/2016	4,000,000
6,670,000	[2,3]	Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.670%, 11/3/2016	6,670,000
2,500,000	[2,3]	Metropolitan Boston Transit Parking Corporation, Stage Trust (Series 2011-77C), 0.83% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/1/2016	2,500,000
1,692,310		Pittsfield, MA, 1.50% BANs, 2/4/2017	1,696,239
1,641,000		Tyngsborough, MA, 2.00% BANs, 7/14/2017	1,653,208
6,547,646		Westfield, MA, 2.00% BANs, 3/31/2017	6,578,945
		TOTAL MUNICIPAL INVESTMENTS—99.6% (AT AMORTIZED COST)[4]	131,975,392
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	576,570
		TOTAL NET ASSETS—100%	$132,551,962
At October 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
Annual Shareholder Report
3

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $60,940,000, which represented 46.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $60,940,000, which represented 46.0% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.05%	0.03%	0.02%	0.09%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.12%	0.13%	0.20%	0.33%
Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.57%	0.74%	0.70%	0.61%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,785	$115,844	$151,956	$199,034	$183,731
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.05%	0.03%	0.02%	0.09%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.12%	0.13%	0.21%	0.32%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.14%	1.35%	1.32%	1.22%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,767	$80,123	$62,657	$60,291	$117,162
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$131,975,392
Cash		464,246
Income receivable		213,916
Receivable for shares sold		2,001
TOTAL ASSETS		132,655,555
Liabilities:
Income distribution payable	$8,650
Payable to adviser (Note 5)	1,611
Payable for administrative fee (Note 5)	283
Payable for transfer agent fee	10,565
Payable for portfolio accounting fees	22,344
Payable for distribution services fee (Note 5)	7,092
Payable for other service fees (Notes 2 and 5)	19,825
Payable for share registration costs	14,311
Payable for printing and postage	15,382
Accrued expenses (Note 5)	3,530
TOTAL LIABILITIES		103,593
Net assets for 132,501,681 shares outstanding		$132,551,962
Net Assets Consist of:
Paid-in capital		$132,501,893
Accumulated net realized gain on investments		49,987
Undistributed net investment income		82
TOTAL NET ASSETS		$132,551,962
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$71,785,433 ÷ 71,758,203 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$60,766,529 ÷ 60,743,478 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$686,885
Expenses:
Investment adviser fee (Note 5)		$785,319
Administrative fee (Note 5)		153,530
Custodian fees		6,889
Transfer agent fee		103,628
Directors'/Trustees' fees (Note 5)		1,878
Auditing fees		19,599
Legal fees		10,317
Portfolio accounting fees		90,490
Distribution services fee (Note 5)		461,493
Other service fees (Notes 2 and 5)		489,425
Share registration costs		50,783
Printing and postage		23,409
Miscellaneous (Note 5)		9,191
TOTAL EXPENSES		2,205,951
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(584,857)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(972,786)
Reduction of custodian fees (Note 6)	(167)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,557,810)
Net expenses			648,141
Net investment income			38,744
Net realized gain on investments			49,990
Change in net assets resulting from operations			$88,734
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31,	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,744	$22,320
Net realized gain on investments	49,990	69,012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	88,734	91,332
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(30,979)	(14,587)
Cash Series Shares	(7,683)	(6,945)
Distributions from net realized gain on investments
Service Shares	(42,961)	(63,300)
Cash Series Shares	(26,051)	(25,522)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(107,674)	(110,354)
Share Transactions:
Proceeds from sale of shares	554,171,852	572,567,366
Net asset value of shares issued to shareholders in payment of distributions declared	51,043	47,290
Cost of shares redeemed	(617,618,515)	(591,242,534)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(63,395,620)	(18,627,878)
Change in net assets	(63,414,560)	(18,646,900)
Net Assets:
Beginning of period	195,966,522	214,613,422
End of period (including undistributed net investment income of $82 and $0, respectively)	$132,551,962	$195,966,522
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
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reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount are included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $1,557,810 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $37,791 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$297,136	$(110,456)	$(186,680)
Cash Series Shares	192,289	—	(188,898)
TOTAL	$489,425	$(110,456)	$(375,578)
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	321,670,660	$321,670,660	346,371,645	$346,371,645
Shares issued to shareholders in payment of distributions declared	17,444	17,444	14,892	14,892
Shares redeemed	(365,731,859)	(365,731,859)	(382,478,329)	(382,478,329)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(44,043,755)	$(44,043,755)	(36,091,792)	$(36,091,792)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	232,501,192	$232,501,192	226,195,721	$226,195,721
Shares issued to shareholders in payment of distributions declared	33,599	33,599	32,398	32,398
Shares redeemed	(251,886,656)	(251,886,656)	(208,764,205)	(208,764,205)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(19,351,865)	$(19,351,865)	17,463,914	$17,463,914
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(63,395,620)	$(63,395,620)	(18,627,878)	$(18,627,878)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$38,662	$21,532
Ordinary income[1]	$18,814	$2,649
Long-term capital gains	$50,198	$86,173
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$82
Undistributed ordinary income[2]	$21
Undistributed long-term capital gains	$49,966
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived $584,857.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$461,493	$(448,961)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC did not retain any fees paid by the Fund.
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Other Service Fees
For the year ended October 31, 2016, FSSC received $2,486 and reimbursed $110,456 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $225,240,000 and $271,050,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $167 under these arrangements.
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7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 41.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 8.5% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $50,198.
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated MASSACHUSETTS MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Massachusetts Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Massachusetts Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.30	$2.51[2]
Cash Series Shares	$1,000	$1,000.10	$2.82[3]
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,022.62	$2.54[2]
Cash Series Shares	$1,000	$1,022.32	$2.85[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.50%
Cash Series Shares	0.56%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.60% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.02 and $3.05, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.01% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.08 and $5.13, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: 1990	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since 1990. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2016
Federated Massachusetts Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
26

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
27

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
28

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N518
CUSIP 608919882
29519 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	MINXX
Service	MIMXX

Federated Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	97.0%
Other Assets and Liabilities—Net[2]	3.0%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	97.0%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	3.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount		Value
	SHORT-TERM MUNICIPALS—97.0%[1]
	Michigan—97.0%
$650,000	Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.980%, 11/2/2016	$650,000
1,000,000	Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.500%, 11/1/2016	1,000,000
1,000,000	Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.620%, 11/2/2016	1,000,000
1,000,000	Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.660%, 11/3/2016	1,000,000
1,000,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.700%, 11/4/2016	1,000,000
1,000,000	Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.750%, 11/2/2016	1,000,000
1,215,000	Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.630%, 11/3/2016	1,215,000
800,000	Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.820%, 11/3/2016	800,000
500,000	Michigan State Strategic Fund Ltd., (Series 1999) Weekly VRDNs (B & C Leasing LLC)/(Bank of America N.A. LOC), 0.830%, 11/3/2016	500,000
2,500,000	Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.780%, 11/3/2016	2,500,000
1,800,000	Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/3/2016	1,800,000
1,000,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.690%, 11/3/2016	1,000,000
1,000,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.780%, 11/3/2016	1,000,000
632,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.820%, 11/3/2016	632,000
750,000	Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.630%, 11/2/2016	750,000
1,000,000	Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.630%, 11/2/2016	1,000,000
1,200,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 11/1/2016	1,200,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—continued
$1,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.700%, 11/4/2016	$1,000,000
1,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.650%, 11/3/2016	1,000,000
1,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.690%, 11/3/2016	1,000,000
2,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.760%, 11/3/2016	2,000,000
1,300,000	[2,3]	University of Michigan (The Regents of), Tender Option Bond Trust Certificates (2015-XF2205) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 11/3/2016	1,300,000
		TOTAL MUNICIPAL INVESTMENTS—97.0% (AT AMORTIZED COST)[4]	24,347,000
		OTHER ASSETS AND LIABILITIES - NET—3.0%[5]	747,742
		TOTAL NET ASSETS—100%	$25,094,742
Securities that are subject to the federal alternative minimum tax (AMT) represent 29.7% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $1,300,000, which represented 5.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $1,300,000, which represented 5.2% of total net assets.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distribution from paid in capital	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.13%	0.15%	0.19%	0.31%
Net investment income	0.04%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.51%	0.58%	0.50%	0.43%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,138	$21,856	$32,841	$28,923	$28,258
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.21% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distribution from paid in capital	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.13%	0.16%	0.19%	0.31%
Net investment income	0.04%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.66%	0.84%	0.76%	0.68%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,957	$89,216	$97,688	$158,181	$124,197
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.34% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$24,347,000
Cash		785,095
Income receivable		17,325
Receivable for shares sold		8,998
TOTAL ASSETS		25,158,418
Liabilities:
Payable for shares redeemed	$8,999
Income distribution payable	1,332
Payable to adviser (Note 5)	3,324
Payable for administrative fee (Note 5)	54
Payable for legal fees	2,581
Payable for portfolio accounting fees	18,872
Payable for other service fees (Notes 2 and 5)	4,966
Payable for share registration costs	4,605
Payable for printing and postage	15,808
Accrued expenses (Note 5)	3,135
TOTAL LIABILITIES		63,676
Net assets for 25,094,623 shares outstanding		$25,094,742
Net Assets Consist of:
Paid-in capital		$25,094,730
Accumulated net realized loss on investments		(107)
Undistributed net investment income		119
TOTAL NET ASSETS		$25,094,742
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$3,137,547 ÷ 3,137,532 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$21,957,195 ÷ 21,957,091 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$329,851
Expenses:
Investment adviser fee (Note 5)		$371,773
Administrative fee (Note 5)		72,682
Custodian fees		3,213
Transfer agent fee		50,101
Directors'/Trustees' fees (Note 5)		1,055
Auditing fees		19,600
Legal fees		8,780
Portfolio accounting fees		76,868
Other service fees (Notes 2 and 5)		203,132
Share registration costs		56,895
Printing and postage		21,046
Miscellaneous (Note 5)		7,391
TOTAL EXPENSES		892,536
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(371,773)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(223,791)
Reduction of custodian fees (Note 6)	(135)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(595,699)
Net expenses			296,837
Net investment income			33,014
Net realized loss on investments			(107)
Change in net assets resulting from operations			$32,907
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,014	$12,506
Net realized gain (loss) on investments	(107)	87,880
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,907	100,386
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(4,344)	(2,531)
Service Shares	(28,650)	(9,515)
Distribution from paid in capital
Wealth Shares	(1,570)	—
Service Shares	(35,520)	—
Distributions from net realized gain on investments
Wealth Shares	(9,463)	—
Service Shares	(30,328)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(109,875)	(12,046)
Share Transactions:
Proceeds from sale of shares	198,508,813	411,806,104
Net asset value of shares issued to shareholders in payment of distributions declared	54,544	8,119
Cost of shares redeemed	(284,464,056)	(431,359,591)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(85,900,699)	(19,545,368)
Change in net assets	(85,977,667)	(19,457,028)
Net Assets:
Beginning of period	111,072,409	130,529,437
End of period (including undistributed net investment income of $119 and $99, respectively)	$25,094,742	$111,072,409
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
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relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $595,699 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $18,911 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. On October 5, 2016, the Fund distributed the excess paid in capital to shareholders. These distributions were taxable income to the shareholders and were not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$203,132	$(2,796)	$(125,583)
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For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	44,102,814	$44,102,814	240,190,786	$240,190,786
Shares issued to shareholders in payment of distributions declared	9,127	9,127	2,138	2,138
Shares redeemed	(62,815,859)	(62,815,859)	(251,204,251)	(251,204,251)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(18,703,918)	$(18,703,918)	(11,011,327)	$(11,011,327)

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	154,405,999	$154,405,999	171,615,318	$171,615,318
Shares issued to shareholders in payment of distributions declared	45,417	45,417	5,981	5,981
Shares redeemed	(221,648,197)	(221,648,197)	(180,155,340)	(180,155,340)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(67,196,781)	$(67,196,781)	(8,534,041)	$(8,534,041)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(85,900,699)	$(85,900,699)	(19,545,368)	$(19,545,368)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$32,994	$12,046
Long-term capital gains	$39,791	$—
As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$119
Capital loss carryforwards	$(107)
At October 31, 2016, the Fund had a capital loss carryforward of $107 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
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The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$107	$—	$107
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived its entire fee of $371,773 and voluntarily reimbursed $76,501 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC reimbursed $2,796 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.43% and 0.59% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
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Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $143,805,000 and $173,500,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $135 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 78.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 14.4% of total investments.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implication of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $39,791.
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated MICHIGAN MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Michigan Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.90	$2.21
Service Shares	$1,000	$1,000.40	$2.61[2]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.92	$2.24
Service Shares	$1,000	$1,022.52	$2.64[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.44%
Service Shares	0.52%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.59% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $3.00, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: June 1995	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since June 1995. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Michigan Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Michigan Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N385
CUSIP 60934N377
29508 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	FEMXX
Cash Series	MNMXX

Federated Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.6%
Municipal Notes	9.6%
Other Assets and Liabilities—Net[2]	3.8%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.2%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	3.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—96.2%[1]
		Minnesota—96.2%
$3,725,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(KeyBank, N.A. LOC), 0.940%, 11/2/2016	$3,725,000
3,370,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.550%, 11/1/2016	3,370,000
2,680,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.640%, 11/3/2016	2,680,000
200,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.800%, 11/3/2016	200,000
600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.800%, 11/3/2016	600,000
2,800,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.730%, 11/3/2016	2,800,000
2,850,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.650%, 11/3/2016	2,850,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.830%, 11/3/2016	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.740%, 11/3/2016	2,000,000
240,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.800%, 11/3/2016	240,000
2,500,000	[2,3]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.660%, 11/3/2016	2,500,000
2,500,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.660%, 11/3/2016	2,500,000
1,870,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 11/1/2016	1,870,000
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-2) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 11/1/2016	500,000
2,500,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.630%, 11/3/2016	2,500,000
265,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.660%, 11/3/2016	265,000
2,850,000		Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.690%, 11/3/2016	2,850,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Minnesota—continued
$2,500,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.600%, 11/3/2016	$2,500,000
2,000,000	Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.720%, 11/3/2016	2,000,000
1,435,000	Minnesota State, (Series H), 5.00% Bonds, 11/1/2016	1,435,000
3,300,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.580%, 11/2/2016	3,300,000
710,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.610%, 11/3/2016	710,000
2,000,000	St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.770%, 11/4/2016	2,000,000
4,110,000	St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,110,000
1,000,000	St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.710%, 11/3/2016	1,000,000
2,000,000	St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.760%, 11/4/2016	2,000,000
1,150,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.860%, 11/4/2016	1,150,000
500,000	St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.600%, 11/3/2016	500,000
330,000	St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.750%, 11/3/2016	330,000
2,305,000	St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 1.000%, 11/3/2016	2,305,000
	TOTAL MUNICIPAL INVESTMENTS—96.2% (AT AMORTIZED COST)[4]	55,790,000
	OTHER ASSETS AND LIABILITIES - NET—3.8%[5]	2,205,895
	TOTAL NET ASSETS—100%	$57,995,895
Securities that are subject to the federal alternative minimum tax (AMT) represent 34.4% of the portfolio as calculated based upon total market value (percentage is unaudited).
Annual Shareholder Report
3

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $2,500,000, which represented 4.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $2,500,000, which represented 4.3% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.01%	0.03%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.23%[3]	0.09%	0.12%	0.19%	0.28%
Net investment income	0.10%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.43%	0.53%	0.51%	0.41%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,574	$101,761	$109,618	$95,271	$122,416
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.23% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.03%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.09%	0.12%	0.19%	0.28%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.10%	1.27%	1.26%	1.16%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,421	$28,512	$44,097	$40,551	$56,067
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$55,790,000
Cash		2,342,988
Income receivable		93,990
Receivable for shares sold		4,793
TOTAL ASSETS		58,231,771
Liabilities:
Payable for shares redeemed	$162,677
Income distribution payable	14,225
Payable to adviser (Note 5)	1,126
Payable for administrative fee (Note 5)	124
Payable for portfolio accounting fees	18,704
Payable for distribution services fee (Note 5)	5,166
Payable for other service fees (Note 2)	1,027
Payable for share registration costs	9,687
Payable for printing and postage	16,149
Accrued expenses (Note 5)	6,991
TOTAL LIABILITIES		235,876
Net assets for 57,995,738 shares outstanding		$57,995,895
Net Assets Consist of:
Paid-in capital		$57,995,698
Accumulated net realized gain on investments		140
Undistributed net investment income		57
TOTAL NET ASSETS		$57,995,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$42,574,448 ÷ 42,574,333 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$15,421,447 ÷ 15,421,405 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$430,722
Expenses:
Investment adviser fee (Note 5)		$515,236
Administrative fee (Note 5)		100,729
Custodian fees		4,880
Transfer agent fee		32,357
Directors'/Trustees' fees (Note 5)		1,294
Auditing fees		19,600
Legal fees		8,220
Portfolio accounting fees		79,425
Distribution services fee (Note 5)		122,487
Other service fees (Note 2)		61,244
Share registration costs		62,406
Printing and postage		22,478
Miscellaneous (Note 5)		7,488
TOTAL EXPENSES		1,037,844
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(515,236)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(199,825)
Reduction of custodian fees (Note 6)	(647)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(715,708)
Net expenses			322,136
Net investment income			108,586
Net realized gain on investments			140
Change in net assets resulting from operations			$108,726
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$108,586	$15,116
Net realized gain on investments	140	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	108,726	15,116
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(106,083)	(10,811)
Cash Series Shares	(2,446)	(3,831)
Distributions from net realized gain on investments
Wealth Shares	—	(2,824)
Cash Series Shares	—	(1,075)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(108,529)	(18,541)
Share Transactions:
Proceeds from sale of shares	473,473,256	570,692,396
Net asset value of shares issued to shareholders in payment of distributions declared	5,038	5,622
Cost of shares redeemed	(545,755,723)	(594,136,588)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(72,277,429)	(23,438,570)
Change in net assets	(72,277,232)	(23,441,995)
Net Assets:
Beginning of period	130,273,127	153,715,122
End of period (including undistributed net investment income of $57 and $0, respectively)	$57,995,895	$130,273,127
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Minnesota Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
Annual Shareholder Report
10

relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $715,708 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $11,238 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Cash Series Shares	$61,244	$(60,708)
For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Annual Shareholder Report
11

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	404,858,240	$404,858,240	495,618,757	$495,618,757
Shares issued to shareholders in payment of distributions declared	2,645	2,645	765	765
Shares redeemed	(464,047,269)	(464,047,269)	(503,474,379)	(503,474,379)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(59,186,384)	$(59,186,384)	(7,854,857)	$(7,854,857)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	68,615,016	$68,615,016	75,073,639	$75,073,639
Shares issued to shareholders in payment of distributions declared	2,393	2,393	4,857	4,857
Shares redeemed	(81,708,454)	(81,708,454)	(90,662,209)	(90,662,209)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(13,091,045)	$(13,091,045)	(15,583,713)	$(15,583,713)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(72,277,429)	$(72,277,429)	(23,438,570)	$(23,438,570)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$108,529	$14,642
Long-term capital gains	$—	$3,899
As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$57
Undistributed ordinary income[1]	$140
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived its entire fee of $515,236 and voluntarily reimbursed $26,989 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.50% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$122,487	$(100,890)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC retained $19,101 of fees paid by the Fund.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.35% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $258,130,000 and $287,335,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $647 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 81.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 14.7% of total investments.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. Regulatory matters
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated MINNESOTA MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Minnesota Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Minnesota Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,001.20	$1.81
Cash Series Shares	$1,000	$1,000.10	$2.82[2]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.33	$1.83
Cash Series Shares	$1,000	$1,022.32	$2.85[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.36%
Cash Series Shares	0.56%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.19, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: August 1990	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since August 1990. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Minnesota Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
27

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
28

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
29

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report
30

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report
31

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Minnesota Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N492
CUSIP 60934N484
29368 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	NJMXX
Service	NJSXX
Cash Series	NJCXX

Federated New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.2%
Municipal Notes	18.2%
Commercial Paper	5.3%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.2%
8-30 Days	0.0%
31-90 Days	17.9%
91-180 Days	3.7%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1]
		New Jersey—98.5%
$4,000,000		Belmar, NJ, 2.00% BANs, 2/10/2017	$4,010,185
5,000,000		Bergen County, NJ, 2.00% BANs, 12/15/2016	5,007,606
2,615,000		Burlington County, NJ Bridge Commission, (Series 2005A) Weekly VRDNs (Lutheran Home at Moorestown)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.600%, 11/3/2016	2,615,000
2,000,000		Carteret, NJ, 2.00% BANs, 10/26/2017	2,015,540
3,700,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.670%, 11/3/2016	3,700,000
12,000,000	[2,3]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.830%, 11/3/2016	12,000,000
3,378,170		Linden, NJ, 1.25% BANs, 12/14/2016	3,378,908
2,050,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.820%, 11/3/2016	2,050,000
3,500,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 11/3/2016	3,500,000
3,475,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.720%, 11/4/2016	3,475,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(U.S. Bank, N.A. LOC), 0.880%, 11/4/2016	1,500,000
3,660,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.960%, 11/2/2016	3,660,000
400,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.610%, 11/3/2016	400,000
2,900,000		New Jersey Health Care Facilities Financing Authority, (Series 2009B) Daily VRDNs (Virtua Health)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/1/2016	2,900,000
100,000		New Jersey Health Care Facilities Financing Authority, (Series 2009C) Daily VRDNs (Virtua Health)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 11/1/2016	100,000
600,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.600%, 11/3/2016	600,000
1,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2009E) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.620%, 11/2/2016	1,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$1,780,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.840%, 11/3/2016	$1,780,000
4,500,000	[2,3]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.700%, 11/3/2016	4,500,000
1,300,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.680%, 11/2/2016	1,300,000
6,450,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.680%, 11/3/2016	6,450,000
2,600,000		New Jersey State Educational Facilities Authority, (2006 Series B) Weekly VRDNs (Institute for Advanced Study)/(Wells Fargo Bank, N.A. LIQ), 0.590%, 11/2/2016	2,600,000
5,700,000		New Jersey State Educational Facilities Authority, (Series 1997A), 0.88% CP (Princeton University), Mandatory Tender 1/5/2017	5,700,000
3,000,000	[2,3]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.780%, 11/3/2016	3,000,000
9,000,000	[2,3]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada LIQ), 0.760%, 11/3/2016	9,000,000
5,000,000		Passaic County, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	5,007,647
2,050,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2112) Weekly VRDNs (Citibank NA, New York LIQ), 0.690%, 11/3/2016	2,050,000
1,725,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Receipts (2014-XF0001) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.710%, 11/3/2016	1,725,000
250,000		Rutgers, The State University of New Jersey, (2002 Series A) Daily VRDNs (TD Bank, N.A. LIQ), 0.400%, 11/1/2016	250,000
4,935,000		Rutgers, The State University of New Jersey, (Series G) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.390%, 11/1/2016	4,935,000
5,000,000	[2,3]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (2016-XG0057) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.780%, 11/3/2016	5,000,000
		TOTAL	105,209,886
		New York—1.2%
1,220,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2163) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 11/3/2016	1,220,000
		TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[4]	106,429,886
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	337,788
		TOTAL NET ASSETS—100%	$106,767,674
Annual Shareholder Report
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 23.5% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $48,645,000, which represented 45.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $48,645,000, which represented 45.6% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's Assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
EDA	—Economic Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.01%	0.02%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.26%	0.28%	0.34%	0.46%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.36%	0.42%	0.37%	0.30%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,208	$35,019	$46,239	$55,112	$53,860
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, is 0.34% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.01%	0.02%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.26%	0.28%	0.34%	0.46%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.70%	0.77%	0.72%	0.64%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,999	$37,810	$55,439	$91,247	$126,753
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, is 0.35% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.02%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.26%	0.28%	0.34%	0.46%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.13%	1.27%	1.22%	1.15%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,560	$84,301	$97,012	$101,903	$100,671
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, is 0.45% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$106,429,886
Cash		103,991
Income receivable		383,063
Receivable for shares sold		4,233
TOTAL ASSETS		106,921,173
Liabilities:
Payable for shares redeemed	$52,906
Income distribution payable	1,492
Payable to adviser (Note 5)	716
Payable for administrative fee (Note 5)	228
Payable for transfer agent fee (Note 2)	9,043
Payable for portfolio accounting fees	19,918
Payable for distribution services fee (Note 5)	15,849
Payable for other service fees (Notes 2 and 5)	8,515
Payable for share registration costs	21,408
Payable for printing and postage	18,811
Accrued expenses (Note 5)	4,613
TOTAL LIABILITIES		153,499
Net assets for 106,767,615 shares outstanding		$106,767,674
Net Assets Consist of:
Paid-in capital		$106,767,615
Undistributed net investment income		59
TOTAL NET ASSETS		$106,767,674
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$5,208,180 ÷ 5,208,177 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$8,999,487 ÷ 8,999,482 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$92,560,007 ÷ 92,559,956 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$624,413
Expenses:
Investment adviser fee (Note 5)		$586,814
Administrative fee (Note 5)		114,722
Custodian fees		5,495
Transfer agent fee		116,051
Directors'/Trustees' fees (Note 5)		1,516
Auditing fees		19,600
Legal fees		11,230
Portfolio accounting fees		87,231
Distribution services fee (Note 5)		623,835
Other service fees (Notes 2 and 5)		294,161
Share registration costs		66,718
Printing and postage		31,524
Miscellaneous (Note 5)		9,021
TOTAL EXPENSES		1,967,918
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(444,681)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(916,534)
Reduction of custodian fees (Note 6)	(175)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(1,361,390)
Net expenses			606,528
Net investment income			17,885
Change in net assets resulting from operations			$17,885
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,885	$18,514
Net realized gain on investments	—	25,500
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,885	44,014
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(5,012)	(4,197)
Service Shares	(2,697)	(5,002)
Cash Series Shares	(10,117)	(9,232)
Distributions from net realized gain on investments
Wealth Shares	(5,744)	—
Service Shares	(6,231)	—
Cash Series Shares	(13,525)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,326)	(18,431)
Share Transactions:
Proceeds from sale of shares	393,575,590	392,482,585
Net asset value of shares issued to shareholders in payment of distributions declared	32,366	14,897
Cost of shares redeemed	(443,944,324)	(434,083,007)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(50,336,368)	(41,585,525)
Change in net assets	(50,361,809)	(41,559,942)
Net Assets:
Beginning of period	157,129,483	198,689,425
End of period (including undistributed net investment income of $59 and $0, respectively)	$106,767,674	$157,129,483
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated New Jersey Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Services Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets; except that Wealth Shares, Service Shares and Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $1,361,390 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended October 31, 2016, unaffiliated third parties waived $34,917 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$41,091	$(7,074)	$(31,992)
Cash Series Shares	253,070	(564)	(246,181)
TOTAL	$294,161	$(7,638)	$(278,173)
For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	99,955,225	$99,955,225	89,725,525	$89,725,525
Shares issued to shareholders in payment of distributions declared	2,968	2,968	1,585	1,585
Shares redeemed	(129,762,997)	(129,762,997)	(100,953,049)	(100,953,049)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(29,804,804)	$(29,804,804)	(11,225,939)	$(11,225,939)

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	37,061,711	$37,061,711	81,268,045	$81,268,045
Shares issued to shareholders in payment of distributions declared	6,053	6,053	4,153	4,153
Shares redeemed	(65,872,154)	(65,872,154)	(98,907,214)	(98,907,214)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(28,804,390)	$(28,804,390)	(17,635,016)	$(17,635,016)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	256,558,654	$256,558,654	221,489,015	$221,489,015
Shares issued to shareholders in payment of distributions declared	23,345	23,345	9,159	9,159
Shares redeemed	(248,309,173)	(248,309,173)	(234,222,744)	(234,222,744)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	8,272,826	$8,272,826	(12,724,570)	$(12,724,570)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(50,336,368)	$(50,336,368)	(41,585,525)	$(41,585,525)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$17,826	$18,431
Ordinary income[1]	$14,565	$—
Long-term capital gains	$10,935	$—
1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

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As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$59
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived $444,681 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.10%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$16,466	$(16,466)
Cash Series Shares	607,369	(579,340)
TOTAL	$623,835	$(595,806)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC reimbursed $7,638 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57%, 0.72% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $176,910,000 and $221,965,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $175 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 41.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 14.1% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $10,935.
For the year ended October 31, 2016, 100.00% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated NEW JERSEY MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated New Jersey Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated New Jersey Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.40	$2.51[2]
Service Shares	$1,000	$1,000.20	$2.82[3]
Cash Series Shares	$1,000	$1,000.10	$2.97[4]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.62	$2.54[2]
Service Shares	$1,000	$1,022.32	$2.85[3]
Cash Series Shares	$1,000	$1,022.17	$3.00[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.50%
Service Shares	0.56%
Cash Series Shares	0.59%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.57% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.87 and $2.90, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.72% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.62 and $3.66, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.18, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated New Jersey Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated New Jersey Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N476
CUSIP 60934N468
CUSIP 608919874
G00203-01 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	NISXX
Service	FNTXX
Cash II	NYCXX
Cash Series	FNCXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.4%
Municipal Notes	12.5%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.4%
8-30 Days	3.0%
31-90 Days	0.0%
91-180 Days	3.8%
181 Days or more	8.7%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.9%[1]
		New York—96.3%
$14,035,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 11/1/2016	$14,035,000
5,900,000		Canastota, NY CSD, 2.00% BANs, 7/21/2017	5,946,162
5,500,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.670%, 11/3/2016	5,500,000
2,500,000		Columbia County, NY IDA, (Series 2008A) Weekly VRDNs (Columbia Memorial Hospital)/(HSBC Bank USA, N.A. LOC), 0.680%, 11/3/2016	2,500,000
7,390,000		Dutchess County, NY IDA, (Series 2007) Weekly VRDNs (Brookview, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	7,390,000
5,370,000	[2,3]	Dutchess County, NY Local Development Corporation, Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.730%, 11/3/2016	5,370,000
6,728,950		Frankfort -Schuyler NY CSD, 1.75% BANs, 7/27/2017	6,768,574
3,000,000		Kingston, NY, (2016 Series B), 2.00% BANs, 11/9/2017	3,029,700
6,310,000		LeRoy, NY CSD, 1.50% BANs, 7/20/2017	6,336,802
2,595,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 11/3/2016	2,595,000
7,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.680%, 11/3/2016	7,000,000
18,445,000	[2,3]	Metropolitan Transportation Authority, NY, Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs (MTA Transportation Revenue)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.670%, 11/3/2016	18,445,000
8,420,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.780%, 11/3/2016	8,420,000
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.780%, 11/3/2016	5,000,000
6,294,633		Middletown, NY, (Series 2016A), 1.75% BANs, 2/17/2017	6,313,985
1,690,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	1,690,000
7,755,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	7,755,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$10,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.550%, 11/2/2016	$10,000,000
770,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.770%, 11/3/2016	770,000
3,880,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.730%, 11/3/2016	3,880,000
4,140,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.730%, 11/3/2016	4,140,000
10,000,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.540%, 11/1/2016	10,000,000
14,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.530%, 11/1/2016	14,000,000
6,250,000	[2,3]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XF2157) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 11/3/2016	6,250,000
3,000,000	[2,3]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XM0104) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.660%, 11/3/2016	3,000,000
6,700,000		New York City, NY, (2004 Series H-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.670%, 11/2/2016	6,700,000
3,900,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (Bank of New York Mellon LOC), 0.520%, 11/1/2016	3,900,000
1,400,000		New York City, NY, (Fiscal 2013 Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.540%, 11/1/2016	1,400,000
12,000,000	[2,3]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.780%, 11/3/2016	12,000,000
9,435,000		New York State Dormitory Authority, (Series 2008B-2) Weekly VRDNs (St. John's University)/(U.S. Bank, N.A. LOC), 0.610%, 11/3/2016	9,435,000
8,000,000		New York State HFA, (2009 Series B) Weekly VRDNs (80 DeKalb Avenue)/(Landesbank Hessen-Thuringen LOC), 0.610%, 11/2/2016	8,000,000
3,000,000		New York State HFA, (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs (29 Flatbush Associates, LLC)/(Landesbank Hessen-Thuringen LOC), 0.700%, 11/2/2016	3,000,000
3,200,000	[2,3]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.770%, 11/3/2016	3,200,000
4,700,000		North Babylon Union Free School District, NY, 1.25% TANs, 2/16/2017	4,704,700
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$10,000,000	[2,3]	Nuveen New York AMT-Free Municipal Income Fund, (Series 5) Weekly VRDPs (TD Bank, N.A. LIQ), 0.730%, 11/3/2016	$10,000,000
14,500,000	[2,3]	Nuveen NY AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.720%, 11/3/2016	14,500,000
5,840,000		Onondaga County, NY IDA, (Series 2007) Weekly VRDNs (Syracuse Research Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	5,840,000
8,590,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 1.240%, 11/1/2016	8,590,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	1,300,000
1,100,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.660%, 11/3/2016	1,100,000
3,235,000		Putnam County, NY IDA, (Series 2005A) Weekly VRDNs (United Cerebral Palsy of Putnam and Southern Dutchess)/(TD Bank, N.A. LOC), 0.640%, 11/3/2016	3,235,000
2,825,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	2,825,000
2,875,000		Sewanhaka, NY Central High School District, 1.50% TANs, 6/23/2017	2,883,607
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.680%, 11/2/2016	1,500,000
6,095,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.740%, 11/3/2016	6,095,000
		TOTAL	276,343,530
		New Jersey—4.6%
13,064,500	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2178) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.660%, 11/3/2016	13,064,500
		TOTAL MUNICIPAL INVESTMENTS—100.9% (AT AMORTIZED COST)[4]	289,408,030
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[5]	(2,474,758)
		TOTAL NET ASSETS—100%	$286,933,272
Annual Shareholder Report
4

At October 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $119,884,500, which represented 41.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $119,884,500, which represented 41.8% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)1	(0.000)1	(0.000)1	(0.000)1
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.16%	0.01%	0.01%	0.02%	0.06%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.12%	0.13%	0.20%	0.31%
Net investment income	0.10%	0.01%	0.01%	0.02%	0.06%
Expense waiver/reimbursement[4]	0.40%	0.48%	0.45%	0.39%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,496	$215,975	$260,579	$268,137	$354,412
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.01%	0.01%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.12%	0.13%	0.20%	0.35%
Net investment income	0.02%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.79%	0.96%	0.92%	0.86%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,692	$194,225	$183,805	$197,712	$205,445
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.30% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.29%[3]	0.12%	0.13%	0.20%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.81%	0.98%	0.95%	0.89%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,457	$65,870	$103,961	$101,130	$123,526
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.29% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.12%	0.13%	0.20%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	1.11%	1.33%	1.30%	1.25%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,288	$285,077	$314,108	$324,637	$243,370
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$289,408,030
Cash		155,969
Income receivable		412,240
Receivable for investments sold		5,000,075
Receivable for shares sold		1,230
TOTAL ASSETS		294,977,544
Liabilities:
Payable for investments purchased	$7,734,400
Payable for shares redeemed	71,459
Income distribution payable	5,246
Payable to adviser (Note 5)	375
Payable for administrative fee (Note 5)	613
Payable for distribution services fee (Note 5)	70,926
Payable for other service fees (Notes 2 and 5)	23,406
Accrued expenses (Note 5)	137,847
TOTAL LIABILITIES		8,044,272
Net assets for 286,933,161 shares outstanding		$286,933,272
Net Assets Consist of:
Paid-in capital		$286,933,161
Undistributed net investment income		111
TOTAL NET ASSETS		$286,933,272
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$70,495,872 ÷ 70,495,845 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$35,692,479 ÷ 35,692,464 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$8,457,096 ÷ 8,457,094 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$172,287,825 ÷ 172,287,758 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$1,980,718
Expenses:
Investment adviser fee (Note 5)		$2,299,127
Administrative fee (Note 5)		449,479
Custodian fees		18,870
Transfer agent fee		444,022
Directors'/Trustees' fees (Note 5)		5,899
Auditing fees		21,250
Legal fees		16,494
Portfolio accounting fees		155,882
Distribution services fee (Note 5)		1,940,746
Other service fees (Notes 2 and 5)		1,035,886
Share registration costs		85,708
Printing and postage		40,343
Miscellaneous (Note 5)		23,400
Interest expense		202
TOTAL EXPENSES		6,537,308
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(2,102,805)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,668,509)
Reduction of custodian fees (Note 6)	(574)
TOTAL WAIVER AND REIMBURSEMENTS		(4,771,888)
Net expenses			1,765,420
Net investment income			215,298
Change in net assets resulting from operations			$215,298
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$215,298	$87,048
Net realized gain on investments	—	46,992
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	215,298	134,040
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(151,431)	(22,682)
Service Shares	(35,524)	(19,008)
Cash II Shares	(3,535)	(10,727)
Cash Series Shares	(24,697)	(34,612)
Distributions from net realized gain on investments
Wealth Shares	(12,023)	(2,120)
Service Shares	(12,848)	(1,787)
Cash II Shares	(3,684)	(1,019)
Cash Series Shares	(18,429)	(3,045)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(262,171)	(95,000)
Share Transactions:
Proceeds from sale of shares	1,126,706,806	1,973,894,529
Net asset value of shares issued to shareholders in payment of distributions declared	188,820	78,278
Cost of shares redeemed	(1,601,063,987)	(2,075,316,857)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(474,168,361)	(101,344,050)
Change in net assets	(474,215,234)	(101,305,010)
Net Assets:
Beginning of period	761,148,506	862,453,516
End of period (including undistributed net investment income of $111 and $0, respectively)	$286,933,272	$761,148,506
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Services Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $4,771,888 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended October 31, 2016, unaffiliated third parties waived $137,394 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$347,549	$(65,792)	$(196,358)
Cash II Shares	70,082	(1,173)	(63,751)
Cash Series Shares	618,255	—	(605,489)
TOTAL	$1,035,886	$(66,965)	$(865,598)
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For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	192,812,267	$192,812,267	257,193,707	$257,193,707
Shares issued to shareholders in payment of distributions declared	115,709	115,709	21,242	21,242
Shares redeemed	(338,394,157)	(338,394,157)	(301,829,555)	(301,829,555)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(145,466,181)	$(145,466,181)	(44,614,606)	$(44,614,606)

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	495,211,751	$495,211,751	818,331,476	$818,331,476
Shares issued to shareholders in payment of distributions declared	23,774	23,774	8,539	8,539
Shares redeemed	(653,756,639)	(653,756,639)	(807,930,068)	(807,930,068)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(158,521,114)	$(158,521,114)	10,409,947	$10,409,947

Year Ended October 31	2016		2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	49,193,285	$49,193,285	124,795,922	$124,795,922
Shares issued to shareholders in payment of distributions declared	7,090	7,090	11,741	11,741
Shares redeemed	(106,609,534)	(106,609,534)	(162,901,501)	(162,901,501)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(57,409,159)	$(57,409,159)	(38,093,838)	$(38,093,838)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	389,489,503	$389,489,503	773,573,422	$773,573,422
Shares issued to shareholders in payment of distributions declared	42,247	42,247	36,756	36,756
Shares redeemed	(502,303,657)	(502,303,657)	(802,655,731)	(802,655,731)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(112,771,907)	$(112,771,907)	(29,045,553)	$(29,045,553)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(474,168,361)	$(474,168,361)	(101,344,050)	$(101,344,050)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$215,187	$87,029
Ordinary income[1]	$46,637	$—
Long-term capital gains	$347	$7,971
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$111
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the Adviser voluntarily waived $2,102,805 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$386,853	$(356,818)
Cash II Shares	70,082	(51,989)
Cash Series Shares	1,483,811	(1,189,745)
TOTAL	$1,940,746	$(1,598,552)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC retained $42,065 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC received $170 and reimbursed $66,965 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.53%, 0.76% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $514,690,000 and $533,770,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $574 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 53.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.2% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. Regulatory matters
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $347.
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated NEW YORK MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,001.40	$1.61
Service Shares	$1,000	$1,000.50	$2.41[2]
Cash II Shares	$1,000	$1,000.10	$2.71[3]
Cash Series Shares	$1,000	$1,000.10	$2.87[4]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.53	$1.63
Service Shares	$1,000	$1,022.72	$2.44[2]
Cash II Shares	$1,000	$1,022.42	$2.75[3]
Cash Series Shares	$1,000	$1,022.27	$2.90[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.32%
Service Shares	0.48%
Cash II Shares	0.54%
Cash Series Shares	0.57%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.53% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.67 and $2.69, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.76% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.82 and $3.86, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.01% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.08 and $5.13, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated New York Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
29521 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	NISXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.4%
Municipal Notes	12.5%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.4%
8-30 Days	3.0%
31-90 Days	0.0%
91-180 Days	3.8%
181 Days or more	8.7%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.9%[1]
		New York—96.3%
$14,035,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 11/1/2016	$14,035,000
5,900,000		Canastota, NY CSD, 2.00% BANs, 7/21/2017	5,946,162
5,500,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.670%, 11/3/2016	5,500,000
2,500,000		Columbia County, NY IDA, (Series 2008A) Weekly VRDNs (Columbia Memorial Hospital)/(HSBC Bank USA, N.A. LOC), 0.680%, 11/3/2016	2,500,000
7,390,000		Dutchess County, NY IDA, (Series 2007) Weekly VRDNs (Brookview, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	7,390,000
5,370,000	[2,3]	Dutchess County, NY Local Development Corporation, Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.730%, 11/3/2016	5,370,000
6,728,950		Frankfort -Schuyler NY CSD, 1.75% BANs, 7/27/2017	6,768,574
3,000,000		Kingston, NY, (2016 Series B), 2.00% BANs, 11/9/2017	3,029,700
6,310,000		LeRoy, NY CSD, 1.50% BANs, 7/20/2017	6,336,802
2,595,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 11/3/2016	2,595,000
7,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.680%, 11/3/2016	7,000,000
18,445,000	[2,3]	Metropolitan Transportation Authority, NY, Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs (MTA Transportation Revenue)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.670%, 11/3/2016	18,445,000
8,420,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.780%, 11/3/2016	8,420,000
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.780%, 11/3/2016	5,000,000
6,294,633		Middletown, NY, (Series 2016A), 1.75% BANs, 2/17/2017	6,313,985
1,690,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	1,690,000
7,755,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	7,755,000
Annual Shareholder Report
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$10,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.550%, 11/2/2016	$10,000,000
770,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.770%, 11/3/2016	770,000
3,880,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.730%, 11/3/2016	3,880,000
4,140,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.730%, 11/3/2016	4,140,000
10,000,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.540%, 11/1/2016	10,000,000
14,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.530%, 11/1/2016	14,000,000
6,250,000	[2,3]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XF2157) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 11/3/2016	6,250,000
3,000,000	[2,3]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XM0104) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.660%, 11/3/2016	3,000,000
6,700,000		New York City, NY, (2004 Series H-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.670%, 11/2/2016	6,700,000
3,900,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (Bank of New York Mellon LOC), 0.520%, 11/1/2016	3,900,000
1,400,000		New York City, NY, (Fiscal 2013 Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.540%, 11/1/2016	1,400,000
12,000,000	[2,3]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.780%, 11/3/2016	12,000,000
9,435,000		New York State Dormitory Authority, (Series 2008B-2) Weekly VRDNs (St. John's University)/(U.S. Bank, N.A. LOC), 0.610%, 11/3/2016	9,435,000
8,000,000		New York State HFA, (2009 Series B) Weekly VRDNs (80 DeKalb Avenue)/(Landesbank Hessen-Thuringen LOC), 0.610%, 11/2/2016	8,000,000
3,000,000		New York State HFA, (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs (29 Flatbush Associates, LLC)/(Landesbank Hessen-Thuringen LOC), 0.700%, 11/2/2016	3,000,000
3,200,000	[2,3]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.770%, 11/3/2016	3,200,000
4,700,000		North Babylon Union Free School District, NY, 1.25% TANs, 2/16/2017	4,704,700
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$10,000,000	[2,3]	Nuveen New York AMT-Free Municipal Income Fund, (Series 5) Weekly VRDPs (TD Bank, N.A. LIQ), 0.730%, 11/3/2016	$10,000,000
14,500,000	[2,3]	Nuveen NY AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.720%, 11/3/2016	14,500,000
5,840,000		Onondaga County, NY IDA, (Series 2007) Weekly VRDNs (Syracuse Research Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	5,840,000
8,590,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 1.240%, 11/1/2016	8,590,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	1,300,000
1,100,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.660%, 11/3/2016	1,100,000
3,235,000		Putnam County, NY IDA, (Series 2005A) Weekly VRDNs (United Cerebral Palsy of Putnam and Southern Dutchess)/(TD Bank, N.A. LOC), 0.640%, 11/3/2016	3,235,000
2,825,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	2,825,000
2,875,000		Sewanhaka, NY Central High School District, 1.50% TANs, 6/23/2017	2,883,607
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.680%, 11/2/2016	1,500,000
6,095,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.740%, 11/3/2016	6,095,000
		TOTAL	276,343,530
		New Jersey—4.6%
13,064,500	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2178) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.660%, 11/3/2016	13,064,500
		TOTAL MUNICIPAL INVESTMENTS—100.9% (AT AMORTIZED COST)[4]	289,408,030
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[5]	(2,474,758)
		TOTAL NET ASSETS—100%	$286,933,272
Annual Shareholder Report
4

At October 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $119,884,500, which represented 41.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $119,884,500, which represented 41.8% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)1	(0.000)1	(0.000)1	(0.000)1
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.16%	0.01%	0.01%	0.02%	0.06%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.12%	0.13%	0.20%	0.31%
Net investment income	0.10%	0.01%	0.01%	0.02%	0.06%
Expense waiver/reimbursement[4]	0.40%	0.48%	0.45%	0.39%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,496	$215,975	$260,579	$268,137	$354,412
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$289,408,030
Cash		155,969
Income receivable		412,240
Receivable for investments sold		5,000,075
Receivable for shares sold		1,230
TOTAL ASSETS		294,977,544
Liabilities:
Payable for investments purchased	$7,734,400
Payable for shares redeemed	71,459
Income distribution payable	5,246
Payable to adviser (Note 5)	375
Payable for administrative fee (Note 5)	613
Payable for distribution services fee (Note 5)	70,926
Payable for other service fees (Notes 2 and 5)	23,406
Accrued expenses (Note 5)	137,847
TOTAL LIABILITIES		8,044,272
Net assets for 286,933,161 shares outstanding		$286,933,272
Net Assets Consist of:
Paid-in capital		$286,933,161
Undistributed net investment income		111
TOTAL NET ASSETS		$286,933,272
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$70,495,872 ÷ 70,495,845 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$35,692,479 ÷ 35,692,464 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$8,457,096 ÷ 8,457,094 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$172,287,825 ÷ 172,287,758 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$1,980,718
Expenses:
Investment adviser fee (Note 5)		$2,299,127
Administrative fee (Note 5)		449,479
Custodian fees		18,870
Transfer agent fee		444,022
Directors'/Trustees' fees (Note 5)		5,899
Auditing fees		21,250
Legal fees		16,494
Portfolio accounting fees		155,882
Distribution services fee (Note 5)		1,940,746
Other service fees (Notes 2 and 5)		1,035,886
Share registration costs		85,708
Printing and postage		40,343
Miscellaneous (Note 5)		23,400
Interest expense		202
TOTAL EXPENSES		6,537,308
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(2,102,805)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,668,509)
Reduction of custodian fees (Note 6)	(574)
TOTAL WAIVER AND REIMBURSEMENTS		(4,771,888)
Net expenses			1,765,420
Net investment income			215,298
Change in net assets resulting from operations			$215,298
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$215,298	$87,048
Net realized gain on investments	—	46,992
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	215,298	134,040
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(151,431)	(22,682)
Service Shares	(35,524)	(19,008)
Cash II Shares	(3,535)	(10,727)
Cash Series Shares	(24,697)	(34,612)
Distributions from net realized gain on investments
Wealth Shares	(12,023)	(2,120)
Service Shares	(12,848)	(1,787)
Cash II Shares	(3,684)	(1,019)
Cash Series Shares	(18,429)	(3,045)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(262,171)	(95,000)
Share Transactions:
Proceeds from sale of shares	1,126,706,806	1,973,894,529
Net asset value of shares issued to shareholders in payment of distributions declared	188,820	78,278
Cost of shares redeemed	(1,601,063,987)	(2,075,316,857)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(474,168,361)	(101,344,050)
Change in net assets	(474,215,234)	(101,305,010)
Net Assets:
Beginning of period	761,148,506	862,453,516
End of period (including undistributed net investment income of $111 and $0, respectively)	$286,933,272	$761,148,506
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Services Shares, Cash II Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (“NAV”); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
Annual Shareholder Report
10

the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $4,771,888 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended October 31, 2016, unaffiliated third parties waived $137,394 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$347,549	$(65,792)	$(196,358)
Cash II Shares	70,082	(1,173)	(63,751)
Cash Series Shares	618,255	—	(605,489)
TOTAL	$1,035,886	$(66,965)	$(865,598)
Annual Shareholder Report
11

For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	192,812,267	$192,812,267	257,193,707	$257,193,707
Shares issued to shareholders in payment of distributions declared	115,709	115,709	21,242	21,242
Shares redeemed	(338,394,157)	(338,394,157)	(301,829,555)	(301,829,555)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(145,466,181)	$(145,466,181)	(44,614,606)	$(44,614,606)

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	495,211,751	$495,211,751	818,331,476	$818,331,476
Shares issued to shareholders in payment of distributions declared	23,774	23,774	8,539	8,539
Shares redeemed	(653,756,639)	(653,756,639)	(807,930,068)	(807,930,068)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(158,521,114)	$(158,521,114)	10,409,947	$10,409,947

Year Ended October 31	2016		2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	49,193,285	$49,193,285	124,795,922	$124,795,922
Shares issued to shareholders in payment of distributions declared	7,090	7,090	11,741	11,741
Shares redeemed	(106,609,534)	(106,609,534)	(162,901,501)	(162,901,501)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(57,409,159)	$(57,409,159)	(38,093,838)	$(38,093,838)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	389,489,503	$389,489,503	773,573,422	$773,573,422
Shares issued to shareholders in payment of distributions declared	42,247	42,247	36,756	36,756
Shares redeemed	(502,303,657)	(502,303,657)	(802,655,731)	(802,655,731)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(112,771,907)	$(112,771,907)	(29,045,553)	$(29,045,553)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(474,168,361)	$(474,168,361)	(101,344,050)	$(101,344,050)
Annual Shareholder Report
13

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$215,187	$87,029
Ordinary income[1]	$46,637	$—
Long-term capital gains	$347	$7,971
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$111
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the Adviser voluntarily waived $2,102,805 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report
14

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$386,853	$(356,818)
Cash II Shares	70,082	(51,989)
Cash Series Shares	1,483,811	(1,189,745)
TOTAL	$1,940,746	$(1,598,552)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC retained $42,065 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC received $170 and reimbursed $66,965 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.53%, 0.76% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $514,690,000 and $533,770,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $574 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 53.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.2% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. Regulatory matters
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $347.
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated NEW YORK MUNICIPAL CASH TRUST, WEALTH shares:
We have audited the accompanying statement of assets and liabilities of Federated New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of the Wealth Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Wealth Shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,001.40	$1.61
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.53	$1.63
1	Expenses are equal to the Fund's annualized net expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated New York Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
28

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
33956 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Ticker	NCMXX

Federated North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.9%
Municipal Notes	11.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.9%
8-30 Days	0.0%
31-90 Days	3.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1]
		North Carolina—99.9%
$530,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.750%, 11/3/2016	$530,000
4,000,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.640%, 11/2/2016	4,000,000
3,400,000		Central Pender Water and Sewer District, NC, (Series 2016), 2.00% BANs, 11/2/2016	3,400,092
3,000,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.83% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/1/2016	3,000,000
830,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.640%, 11/2/2016	830,000
1,225,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.640%, 11/2/2016	1,225,000
2,650,000		Greensboro, NC, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.620%, 11/3/2016	2,650,000
1,700,000		Guilford County, NC, (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.580%, 11/3/2016	1,700,000
7,100,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.900%, 11/2/2016	7,100,000
4,581,000		Moore's Creek, NC Water and Sewer District, (Series 2016), 2.00% BANs, 11/2/2016	4,581,133
2,500,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.620%, 11/2/2016	2,500,000
2,000,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.630%, 11/2/2016	2,000,000
4,700,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.650%, 11/3/2016	4,700,000
2,085,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.620%, 11/3/2016	2,085,000
2,000,000	[2,3]	North Carolina Capital Facilities Finance Agency, Eagles (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.670%, 11/3/2016	2,000,000
769,500	[2,3]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.660%, 11/3/2016	769,500
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		North Carolina—continued
$2,855,000		North Carolina HFA, (Series 16-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.640%, 11/2/2016	$2,855,000
470,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.640%, 11/2/2016	470,000
2,555,000		North Carolina HFA, (Series 18-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.640%, 11/2/2016	2,555,000
2,990,000	[2,3]	North Carolina HFA, Tender Option Bond Trust Receipts (2016-ZF0484) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.660%, 11/3/2016	2,990,000
2,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.600%, 11/3/2016	2,500,000
5,500,000		North Carolina Medical Care Commission, (Series 2001B) Daily VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.470%, 11/1/2016	5,500,000
2,400,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.600%, 11/3/2016	2,400,000
1,000,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 11/3/2016	1,000,000
8,170,000	[2,3]	North Carolina State Turnpike Authority, Tender Option Bond Trust Certificates (2016-XX1003) Weekly VRDNs (North Carolina State)/(Barclays Bank PLC LIQ), 0.690%, 11/3/2016	8,170,000
1,800,000	[2,3]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 11/3/2016	1,800,000
2,855,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (Royal Bank of Canada LOC), 0.630%, 11/3/2016	2,855,000
810,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.600%, 11/2/2016	810,000
2,000,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.640%, 11/2/2016	2,000,000
1,385,000		Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.640%, 11/2/2016	1,385,000
205,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 11/3/2016	205,000
4,750,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.650%, 11/3/2016	4,750,000
4,000,000		University of North Carolina at Chapel Hill, (Series 2001A) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.480%, 11/1/2016	4,000,000
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3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	North Carolina—continued
$6,750,000	University of North Carolina at Chapel Hill, (Series 2001B) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.480%, 11/1/2016	$6,750,000
2,500,000	Wake County, NC, (Series 2007A) Weekly VRDNs (Mizuho Bank Ltd. LIQ), 0.630%, 11/3/2016	2,500,000
1,500,000	Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.670%, 11/3/2016	1,500,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	100,065,725
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	138,871
	TOTAL NET ASSETS—100%	$100,204,596
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $18,729,500, which represented 18.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $18,729,500, which represented 18.7% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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4

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
GTD	—Guaranteed
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.03%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.09%	0.11%	0.18%	0.27%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.56%	0.77%	0.76%	0.66%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,205	$187,498	$195,529	$217,056	$217,573
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.32% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$100,065,725
Cash		47,759
Income receivable		171,288
TOTAL ASSETS		100,284,772
Liabilities:
Payable for shares redeemed	$1,730
Payable to adviser (Note 5)	70
Payable for administrative fee (Note 5)	214
Payable for transfer agent fee	9,970
Payable for legal fees	2,641
Payable for portfolio accounting fees	19,544
Payable for other service fees (Notes 2 and 5)	26,354
Payable for printing and postage	15,825
Accrued expenses (Note 5)	3,828
TOTAL LIABILITIES		80,176
Net assets for 100,197,056 shares outstanding		$100,204,596
Net Assets Consist of:
Paid-in capital		$100,196,879
Accumulated net realized gain on investments		7,599
Undistributed net investment income		118
TOTAL NET ASSETS		$100,204,596
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$100,204,596 ÷ 100,197,056 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$675,035
Expenses:
Investment adviser fee (Note 5)		$793,662
Administrative fee (Note 5)		155,161
Custodian fees		7,149
Transfer agent fee		108,637
Directors'/Trustees' fees (Note 5)		1,829
Auditing fees		19,600
Legal fees		9,631
Portfolio accounting fees		80,904
Other service fees (Notes 2 and 5)		496,038
Share registration costs		42,228
Printing and postage		23,381
Miscellaneous (Note 5)		8,155
TOTAL EXPENSES		1,746,375
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(598,110)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(516,470)
Reduction of custodian fees (Note 6)	(352)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,114,932)
Net expenses			631,443
Net investment income			43,592
Net realized gain on investments			7,599
Change in net assets resulting from operations			$51,191
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,592	$21,027
Net realized gain on investments	7,599	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,191	21,027
Distributions to Shareholders:
Distributions from net investment income	(43,522)	(20,277)
Distributions from net realized gain on investments	—	(33,327)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,522)	(53,604)
Share Transactions:
Proceeds from sale of shares	406,624,025	367,980,837
Net asset value of shares issued to shareholders in payment of distributions declared	25,972	28,382
Cost of shares redeemed	(493,951,097)	(376,007,721)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(87,301,100)	(7,998,502)
Change in net assets	(87,293,431)	(8,031,079)
Net Assets:
Beginning of period	187,498,027	195,529,106
End of period (including undistributed net investment income of $118 and $48, respectively)	$100,204,596	$187,498,027
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent
Annual Shareholder Report
10

market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursements and reduction of $1,114,932 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $46,035 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, FSSC reimbursed $31,094 and unaffiliated third-party financial intermediaries waived $368,954 of other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2016	2015
Shares sold	406,624,025	367,980,837
Shares issued to shareholders in payment of distributions declared	25,972	28,382
Shares redeemed	(493,951,097)	(376,007,721)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(87,301,100)	(7,998,502)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$43,522	$20,277
Ordinary income[1]	$—	$19,843
Long-term capital gains	$—	$13,484
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$118
Undistributed ordinary income[2]	$3,041
Undistributed long-term capital gains	$4,558
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived $598,110 of its fee and voluntarily reimbursed $70,387 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC reimbursed $31,094 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.66% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $179,045,000 and $187,780,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $352 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 25.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.2% of total investments.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. Regulatory matterS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated NORTH CAROLINA MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated North Carolina Municipal Cash Trust (the “Fund”), (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated North Carolina Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.20	$2.61
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.52	$2.64
1	Expenses are equal to the Fund's annualized net expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.66% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.35, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated North Carolina Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
26

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
27

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
28

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report
29

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report
30

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
32

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated North Carolina Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N278
29453 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	OHIXX
Service	OHTXX
Cash II	FOHXX

Federated Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	87.0%
Municipal Notes	14.6%
Other Assets and Liabilities—Net[2]	(1.6)%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.0%
8-30 Days	7.0%
31-90 Days	4.5%
91-180 Days	0.0%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	(1.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.6%[1]
		Ohio—101.6%
$8,170,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.550%, 11/1/2016	$8,170,000
1,000,000		Alliance, OH, (Series 2003) Daily VRDNs (Alliance Community Hospital)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 11/1/2016	1,000,000
2,350,000		Franklin County, OH Health Care Facilities, (Series 2005B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Comerica Bank LOC), 0.680%, 11/3/2016	2,350,000
2,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 11/3/2016	2,000,000
1,805,000		Hamilton County, OH, (Series 2008) Weekly VRDNs (The Children's Home of Cincinnati)/(U.S. Bank, N.A. LOC), 0.630%, 11/3/2016	1,805,000
355,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.820%, 11/3/2016	355,000
1,773,000		Hancock County, OH, 2.25% BANs, 11/3/2017	1,793,159
730,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.790%, 11/3/2016	730,000
1,260,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.660%, 11/3/2016	1,260,000
295,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.790%, 11/3/2016	295,000
1,500,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.770%, 11/3/2016	1,500,000
2,645,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.710%, 11/3/2016	2,645,000
4,000,000		Newark, OH, 1.50% BANs, 11/17/2016	4,001,301
5,800,000	[2,3]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1) Weekly VRDPs (Royal Bank of Canada LIQ), 0.780%, 11/3/2016	5,800,000
2,000,000		Ohio HFA, (Series 2016 I) Weekly VRDNs (FHLB of Cincinnati LIQ), 0.580%, 11/2/2016	2,000,000
2,700,000		Ohio State Capital Facilities, (Series 2016C) Weekly VRDNs (Ohio State), 0.750%, 11/2/2016	2,700,000
2,050,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.520%, 11/1/2016	2,050,000
1,000,000		Ohio State Higher Educational Facility Commission, (Series 2013B-1) Daily VRDNs (Cleveland Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.470%, 11/1/2016	1,000,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Ohio—continued
$1,000,000	Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 11/3/2016	$1,000,000
2,000,000	Ohio State University, (Series 1997) Weekly VRDNs, 0.590%, 11/3/2016	2,000,000
1,515,000	Parma, OH, (Series 2008) Weekly VRDNs (Catholic Charities)/(Citizens Bank, N.A., Providence LOC), 0.740%, 11/4/2016	1,515,000
2,548,000	Parma, OH, 1.25% BANs, 12/1/2016	2,549,040
160,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 1.140%, 11/2/2016	160,000
540,000	Summit County, OH IDA, (Series 1998)Weekly VRDNs (Waldonia Investment)/(KeyBank, N.A. LOC), 0.760%, 11/2/2016	540,000
1,300,000	Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.790%, 11/3/2016	1,300,000
500,000	Summit County, OH IDA, Variable Rate IDRB's (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.790%, 11/3/2016	500,000
2,650,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.800%, 11/3/2016	2,650,000
4,235,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.810%, 11/3/2016	4,235,000
	TOTAL MUNICIPAL INVESTMENTS—101.6% (AT AMORTIZED COST)[4]	57,903,500
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(888,302)
	TOTAL NET ASSETS—100%	$57,015,198
Securities that are subject to the federal alternative minimum tax (AMT) represent 31.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $5,800,000, which represented 10.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $5,800,000, which represented 10.2% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Annual Shareholder Report
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
FHLB	—Federal Home Loan Bank
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.002	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.26%	0.01%	0.01%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.12%	0.18%	0.22%	0.32%
Net investment income	0.03%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.27%	0.44%	0.39%	0.33%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,851	$278,899	$229,753	$257,317	$289,835
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 30, 2016, was 0.31% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.003	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.23%	0.01%	0.01%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.12%	0.18%	0.22%	0.31%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.52%	0.69%	0.64%	0.58%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,387	$40,560	$24,096	$44,654	$52,266
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 30, 2016, was 0.31% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.002	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.22%	0.01%	0.01%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.12%	0.18%	0.22%	0.31%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.80%	0.99%	0.94%	0.88%	0.80%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,778	$39,426	$40,306	$38,365	$36,674
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 30, 2016, was 0.34% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$57,903,500
Cash		867,142
Income receivable		116,553
Receivable for shares sold		14,695
TOTAL ASSETS		58,901,890
Liabilities:
Payable for investments purchased	$1,793,159
Payable for shares redeemed	13,789
Income distribution payable	6,550
Payable to adviser (Note 5)	2,013
Payable for administrative fee (Note 5)	122
Payable for distribution services fee (Note 5)	3,263
Payable for other service fees (Notes 2 and 5)	4,058
Accrued expenses (Note 5)	63,738
TOTAL LIABILITIES		1,886,692
Net assets for 56,974,887 shares outstanding		$57,015,198
Net Assets Consist of:
Paid-in capital		$56,985,080
Accumulated net realized gain on investments		30,086
Undistributed net investment income		32
TOTAL NET ASSETS		$57,015,198
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$29,850,719 ÷ 29,829,762 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$10,386,639 ÷ 10,379,292 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$16,777,840 ÷ 16,765,833 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$1,111,976
Expenses:
Investment adviser fee (Note 5)		$1,313,160
Administrative fee (Note 5)		256,723
Custodian fees		11,818
Transfer agent fee (Note 2)		58,410
Directors'/Trustees' fees (Note 5)		3,230
Auditing fees		19,600
Legal fees		10,938
Portfolio accounting fees		127,301
Distribution services fee (Note 5)		89,417
Other service fees (Notes 2 and 5)		164,988
Share registration costs		71,925
Printing and postage		23,267
Miscellaneous (Note 5)		13,604
Interest expense		125
TOTAL EXPENSES		2,164,506
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(883,198)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(254,456)
Reduction of custodian fees (Note 6)	(1,002)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,138,656)
Net expenses			1,025,850
Net investment income			86,126
Net realized gain on investments			425,087
Change in net assets resulting from operations			$511,213
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,126	$37,295
Net realized gain on investments	425,087	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	511,213	37,295
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(78,306)	(29,576)
Service Shares	(4,804)	(3,232)
Cash II Shares	(2,984)	(3,408)
Distributions from net realized gain on investments
Wealth Shares	(319,765)	(4,236)
Service Shares	(28,209)	(544)
Cash II Shares	(47,027)	(490)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(481,095)	(41,486)
Share Transactions:
Proceeds from sale of shares	538,279,450	804,466,654
Proceeds from shares issued in connection with the tax-free transfer of assets from Touchstone Ohio Tax-Free Money Market Fund	—	39,789,300
Net asset value of shares issued to shareholders in payment of distributions declared	80,371	10,370
Cost of shares redeemed	(840,259,749)	(779,532,435)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(301,899,928)	64,733,889
Change in net assets	(301,869,810)	64,729,698
Net Assets:
Beginning of period	358,885,008	294,155,310
End of period (including undistributed net investment income of $32 and $0, respectively)	$57,015,198	$358,885,008
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Ohio Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Services Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
On June 19, 2015, the Fund acquired all of the net assets of Touchstone Ohio Tax-Free Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on May 29, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on November 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2015, were as follows:
Net investment loss*	$(23,131)
Net realized gain on investments	$3,111
Net decrease in net assets resulting from operations	$(20,020)
*	Net investment loss includes $67,321 of pro forma additional expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of October 31, 2015.
For every one share of the Acquired Fund's Institutional Shares exchanged, a shareholder received one share of the Fund's Wealth Shares.
For every one share of the Acquired Fund's Class A Shares exchanged, a shareholder received one share of the Fund's Service Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
39,776,317	$39,789,300	$394,660,669	$434,449,969
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares and Cash II Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $1,138,656 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $14,417 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash II Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$90,474	$(15,380)	$(69,038)
Cash II Shares	74,514	—	(73,568)
TOTAL	$164,988	$(15,380)	$(142,606)
For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	407,021,714	$407,021,714	649,917,143	$649,917,143
Shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	32,618,218	32,626,228
Shares issued to shareholders in payment of distributions declared	8,718	8,718	5,465	5,465
Shares redeemed	(656,091,894)	(656,096,833)	(633,400,233)	(633,400,233)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(249,061,462)	$(249,066,401)	49,140,593	$49,148,603
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14

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	80,404,772	$80,404,772	89,148,514	$89,148,514
Shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	7,158,099	7,163,072
Shares issued to shareholders in payment of distributions declared	22,199	22,199	1,819	1,819
Shares redeemed	(110,606,247)	(110,615,552)	(79,846,615)	(79,846,615)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(30,179,276)	$(30,188,581)	16,461,817	$16,466,790

Year Ended October 31	2016		2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	50,838,720	$50,852,964	65,400,997	$65,400,997
Shares issued to shareholders in payment of distributions declared	49,454	49,454	3,086	3,086
Shares redeemed	(73,547,364)	(73,547,364)	(66,285,587)	(66,285,587)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(22,659,190)	$(22,644,946)	(881,504)	$(881,504)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(301,899,928)	$(301,899,928)	64,720,906	$64,733,889
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$86,094	$36,216
Long-term capital gains	$395,001	$5,270
As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$32
Undistributed long-term capital gains	$30,086
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2016, the Adviser voluntarily waived $883,198 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.30% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$89,417	$(82,053)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC retained $6,240 of fees paid by the fund.
Other Service Fees
For the year ended October 31, 2016, FSSC reimbursed $15,380 and received $1,435 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service
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16

Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52%, 0.72% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $310,145,000 and $299,090,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $1,002 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 58.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 14.1% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
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9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $395,001.
For the year ended October 31, 2016, 100.00% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated OHIO MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Ohio Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others or by other appropriate audit procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ohio Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,002.50	$2.47
Service Shares	$1,000	$1,002.20	$2.72[2]
Cash II Shares	$1,000	$1,002.10	$2.80[3]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.67	$2.49
Service Shares	$1,000	$1,022.42	$2.75[2]
Cash II Shares	$1,000	$1,022.34	$2.83[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.49%
Service Shares	0.54%
Cash II Shares	0.56%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.72% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.62 and $3.66, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.19, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Ohio Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ohio Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N427
CUSIP 60934N393
CUSIP 60934N419
29369 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	PAMXX
Service	FPAXX
Cash Series	PACXX

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.2%
Municipal Notes	30.2%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.2%
8-30 Days	12.9%
31-90 Days	11.9%
91-180 Days	5.4%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.4%[1]
		Pennsylvania—99.4%
$6,665,000	[2,3]	Allegheny County Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.750%, 11/3/2016	$6,665,000
4,400,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.690%, 11/3/2016	4,400,000
2,000,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 4323) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.620%, 11/1/2016	2,000,000
1,000,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.650%, 11/3/2016	1,000,000
4,110,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.680%, 11/3/2016	4,110,000
1,015,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 11/3/2016	1,015,000
1,700,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.630%, 11/3/2016	1,700,000
620,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.680%, 11/4/2016	620,000
1,100,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.630%, 11/3/2016	1,100,000
5,000,000		Dallastown Area School District, PA VRNs, 1.584%, 1/2/2017	5,015,127
4,330,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.650%, 11/3/2016	4,330,000
3,015,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	3,015,000
7,080,000	[2,3]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 0.83% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/17/2016	7,080,000
4,795,000	[2,3]	Geisinger Authority, PA Health System, Stage Trust (Series 2011-69C), 0.83% TOBs (Geisinger Health System)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/10/2016	4,795,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 11/3/2016	1,425,000
1,740,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.660%, 11/3/2016	1,740,000
1,700,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.660%, 11/3/2016	1,700,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—continued
$1,460,000		Lehigh County, PA General Purpose Authority, (Series B of 1998) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Citizens Bank of Pennsylvania LOC), 0.810%, 11/3/2016	$1,460,000
4,500,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.820%, 11/3/2016	4,500,000
6,000,000	[2,3]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada LIQ), 0.780%, 11/3/2016	6,000,000
1,665,000	[2,3]	Pennsylvania Economic Development Financing Authority, Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.730%, 11/3/2016	1,665,000
3,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.630%, 11/3/2016	3,870,000
11,025,000	[2,3]	Philadelphia, PA Municipal Authority, Stage Trust (Series 2009-36C), 0.83% TOBs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/1/2016	11,025,000
3,090,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.630%, 11/3/2016	3,090,000
2,800,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/4/2016	2,800,000
4,500,000	[2,3]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.800%, 11/3/2016	4,500,000
730,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.660%, 11/3/2016	730,000
640,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 11/4/2016	640,000
		TOTAL MUNICIPAL INVESTMENTS—99.4% (AT AMORTIZED COST)[4]	91,990,127
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	579,694
		TOTAL NET ASSETS—100%	$92,569,821
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
Annual Shareholder Report
3

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $43,730,000, which represented 47.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $43,730,000, which represented 47.2% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.03%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.13%	0.12%	0.22%	0.34%
Net investment income	0.06%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.34%	0.49%	0.45%	0.39%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,015	$44,264	$61,114	$79,413	$93,370
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.03%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.13%	0.12%	0.22%	0.34%
Net investment income	0.02%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.59%	0.74%	0.71%	0.63%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,951	$103,462	$120,457	$120,509	$129,670
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.03%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.13%	0.12%	0.22%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.02%
Expense waiver/reimbursement[4]	0.94%	1.14%	1.11%	1.03%	0.90%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,604	$83,856	$90,441	$108,681	$134,865
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$91,990,127
Cash		584,400
Income receivable		123,316
Receivable for shares sold		7,185
TOTAL ASSETS		92,705,028
Liabilities:
Payable for shares redeemed	$23,245
Income distribution payable	9,534
Payable to adviser (Note 5)	277
Payable for administrative fee (Note 5)	198
Payable for transfer agent fee	11,713
Payable for portfolio accounting fees	24,575
Payable for distribution services fee (Note 5)	14,802
Payable for other service fees (Notes 2 and 5)	17,691
Payable for share registration costs	13,157
Payable for printing and postage	15,744
Accrued expenses (Note 5)	4,271
TOTAL LIABILITIES		135,207
Net assets for 92,569,791 shares outstanding		$92,569,821
Net Assets Consist of:
Paid-in capital		$92,569,728
Undistributed net investment income		93
TOTAL NET ASSETS		$92,569,821
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$10,015,452 ÷ 10,015,449 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$30,950,739 ÷ 30,950,729 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$51,603,630 ÷ 51,603,613 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$743,240
Expenses:
Investment adviser fee (Note 5)		$844,854
Administrative fee (Note 5)		165,169
Custodian fees		7,828
Transfer agent fee		109,907
Directors'/Trustees' fees (Note 5)		2,083
Auditing fees		19,600
Legal fees		9,502
Portfolio accounting fees		103,977
Distribution services fee (Note 5)		306,294
Other service fees (Notes 2 and 5)		411,470
Share registration costs		69,859
Printing and postage		25,013
Miscellaneous (Note 5)		10,313
TOTAL EXPENSES		2,085,869
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(708,425)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(690,707)
Reduction of custodian fees (Note 6)	(135)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,399,267)
Net expenses			686,602
Net investment income			56,638
Change in net assets resulting from operations			$56,638
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended October 31,	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$56,638	$25,242
Net realized gain on investments	—	105,120
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	56,638	130,362
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(27,658)	(5,846)
Service Shares	(21,233)	(10,865)
Cash Series Shares	(7,654)	(9,056)
Distributions from net realized gain on investments
Wealth Shares	(22,578)	(10,220)
Service Shares	(42,957)	(19,965)
Cash Series Shares	(39,584)	(15,573)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(161,664)	(71,525)
Share Transactions:
Proceeds from sale of shares	608,515,511	735,823,146
Net asset value of shares issued to shareholders in payment of distributions declared	62,976	31,530
Cost of shares redeemed	(747,486,437)	(776,342,645)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(138,907,950)	(40,487,969)
Change in net assets	(139,012,976)	(40,429,132)
Net Assets:
Beginning of period	231,582,797	272,011,929
End of period (including undistributed net investment income of $93 and $0, respectively)	$92,569,821	$231,582,797
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income taxes and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
Annual Shareholder Report
11

evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $1,399,267 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $42,711 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$220,036	$(39,296)	$(157,695)
Cash Series Shares	191,434	(883)	(184,616)
TOTAL	$411,470	$(40,179)	$(342,311)
For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Annual Shareholder Report
12

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
13

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	172,603,583	$172,603,583	226,787,358	$226,787,358
Shares issued to shareholders in payment of distributions declared	1,758	1,758	901	901
Shares redeemed	(206,834,683)	(206,834,683)	(243,646,866)	(243,646,866)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(34,229,342)	$(34,229,342)	(16,858,607)	$(16,858,607)

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	223,257,658	$223,257,658	309,392,093	$309,392,093
Shares issued to shareholders in payment of distributions declared	14,533	14,533	6,105	6,105
Shares redeemed	(295,736,116)	(295,736,116)	(326,420,361)	(326,420,361)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(72,463,925)	$(72,463,925)	(17,022,163)	$(17,022,163)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	212,654,270	$212,654,270	199,643,696	$199,643,696
Shares issued to shareholders in payment of distributions declared	46,685	46,685	24,524	24,524
Shares redeemed	(244,915,638)	(244,915,638)	(206,275,419)	(206,275,419)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(32,214,683)	$(32,214,683)	(6,607,199)	$(6,607,199)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(138,907,950)	$(138,907,950)	(40,487,969)	$(40,487,969)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Tax-exempt income	$56,545	$25,767
Ordinary income[1]	$105,119	$4,341
Long-term capital gains	$—	$41,417
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$93
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the Adviser voluntarily waived $708,425 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$306,294	$(265,506)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC retained $31,481 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC received $687 and reimbursed $40,179 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.46%, 0.66% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $278,245,000 and $370,715,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $135 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 80.2% of the securities in the portfolio of
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investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.0% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated PENNSYLVANIA MUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Pennsylvania Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Pennsylvania Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.80	$2.31
Service Shares	$1,000	$1,000.30	$2.66[2]
Cash Series Shares	$1,000	$1,000.10	$3.02[3]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.82	$2.34
Service Shares	$1,000	$1,022.47	$2.69[2]
Cash Series Shares	$1,000	$1,022.12	$3.05[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.46%
Service Shares	0.53%
Cash Series Shares	0.60%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.66% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.35, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.28 and $5.33, respectively
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Pennsylvania Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
28

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
29

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
30

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report
31

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report
32

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
34

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
29418 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Wealth	VAIXX
Service	VACXX
Cash Series	VCSXX

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	89.3%
Municipal Notes	9.1%
Commercial Paper	1.6%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At October 31, 2016, the Fund's effective maturity schedule4 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	92.8%
8-30 Days	1.6%
31-90 Days	5.6%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.005%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.0%[1]
		Virginia—96.2%
$5,500,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.720%, 11/2/2016	$5,500,000
850,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.740%, 11/2/2016	850,000
5,000,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.670%, 11/2/2016	5,000,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.670%, 11/3/2016	6,150,000
565,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.830%, 11/2/2016	565,000
6,000,000	[2,3]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.720%, 11/3/2016	6,000,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.790%, 11/3/2016	8,000,000
9,000,000		Chesapeake, VA Redevelopment and Housing Authority, (Series 2008A) Weekly VRDNs (Alta Great Bridge Apartments)/(FNMA LOC), 0.710%, 11/3/2016	9,000,000
2,660,000		Emporia, VA Industrial Development Board, (Series 1999) Weekly VRDNs (Toll VA III LP)/(SunTrust Bank LOC), 0.880%, 11/3/2016	2,660,000
4,580,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/4/2016	4,580,000
7,120,000		Fairfax County, VA EDA, (Series 2007) Weekly VRDNs (Mount Vernon Ladies' Association of the Union)/(SunTrust Bank LOC), 0.720%, 11/2/2016	7,120,000
3,205,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.730%, 11/2/2016	3,205,000
6,985,000	[2,3]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.670%, 11/3/2016	6,985,000
6,275,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.640%, 11/3/2016	6,275,000
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.95% CP (Virginia Electric & Power Co.), Mandatory Tender 11/22/2016	3,500,000
4,815,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Bank of New York Mellon LOC), 0.720%, 11/2/2016	4,815,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.600%, 11/3/2016	7,500,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Virginia—continued
$1,255,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.750%, 11/3/2016	$1,255,000
6,000,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.660%, 11/3/2016	6,000,000
4,040,000		Loudoun County, VA EDA, (Series 2015), 4.00% Bonds, 12/1/2016	4,051,893
6,500,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.580%, 11/2/2016	6,500,000
500,000		Loudoun County, VA IDA, (Series 2009B) Weekly VRDNs (Howard Hughes Medical Institute), 0.620%, 11/2/2016	500,000
3,000,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.620%, 11/3/2016	3,000,000
3,500,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.660%, 11/3/2016	3,500,000
4,125,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.660%, 11/3/2016	4,125,000
5,555,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 0.640%, 11/3/2016	5,555,000
7,670,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.730%, 11/3/2016	7,670,000
5,000,000		Norfolk, VA EDA, (Series 2016A) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.550%, 11/2/2016	5,000,000
5,500,000		Norfolk, VA EDA, (Series 2016B) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.620%, 11/2/2016	5,500,000
12,550,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.700%, 11/3/2016	12,550,000
4,500,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 0.610%, 11/2/2016	4,500,000
20,000,000	[2,3]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.790%, 11/3/2016	20,000,000
7,735,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.85% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 11/3/2016	7,735,000
4,745,000	[2,3]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.660%, 11/3/2016	4,745,000
3,175,000	[2,3]	Virginia Commonwealth Transportation Board, Tender Option Bond Trust Certificates (2015-ZM0097) Weekly VRDNs (Virginia State)/(Morgan Stanley Bank, N.A. LIQ), 0.660%, 11/3/2016	3,175,000
5,890,000		Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech LLC)/(PNC Bank, N.A. LOC), 0.680%, 11/3/2016	5,890,000
8,685,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.540%, 11/1/2016	8,685,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Virginia—continued
$3,200,000	[2,3]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.660%, 11/3/2016	$3,200,000
		TOTAL	210,841,893
		District of Columbia—3.8%
8,225,000	[2,3]	Metropolitan Washington, DC Airports Authority, Stage Trust (Series 2011-107C), 0.90% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/5/2017	8,225,000
		TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	219,066,893
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	86,312
		TOTAL NET ASSETS—100%	$219,153,205
Securities that are subject to the federal alternative minimum tax (AMT) represent 39.4% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $60,065,000, which represented 27.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $60,065,000, which represented 27.4% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
4

The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.01%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.27%[3]	0.09%	0.10%	0.16%	0.24%
Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.37%	0.54%	0.52%	0.45%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,605	$45,817	$50,867	$50,079	$63,746
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.27% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.01%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.33%[3]	0.09%	0.10%	0.16%	0.24%
Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.57%	0.79%	0.77%	0.71%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$118,843	$165,877	$204,803	$229,563	$255,494
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.33% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.09%	0.10%	0.16%	0.24%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.15%	1.39%	1.38%	1.31%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$96,705	$109,464	$145,799	$126,265	$120,396
1	Represents less than $0.0005.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$219,066,893
Cash		41,620
Income receivable		258,649
Receivable for shares sold		1,219
TOTAL ASSETS		219,368,381
Liabilities:
Payable for shares redeemed	$61,128
Income distribution payable	979
Payable to adviser (Note 5)	1,937
Payable for administrative fee (Note 5)	468
Payable for transfer agent fee	29,610
Payable for portfolio accounting fees	29,614
Payable for distribution services fee (Note 5)	21,956
Payable for other service fees (Notes 2 and 5)	35,760
Payable for share registration costs	12,704
Payable for printing and postage	15,372
Accrued expenses (Note 5)	5,648
TOTAL LIABILITIES		215,176
Net assets for 218,984,700 shares outstanding		$219,153,205
Net Assets Consist of:
Paid-in capital		$218,984,267
Accumulated net realized gain on investments		168,826
Undistributed net investment income		112
TOTAL NET ASSETS		$219,153,205
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$3,605,261 ÷ 3,602,490 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$118,843,049 ÷ 118,751,690 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$96,704,895 ÷ 96,630,520 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$1,138,496
Expenses:
Investment adviser fee (Note 5)		$1,293,621
Administrative fee (Note 5)		252,903
Custodian fees		11,594
Transfer agent fee		279,830
Directors'/Trustees' fees (Note 5)		2,838
Auditing fees		19,600
Legal fees		10,799
Portfolio accounting fees		122,753
Distribution services fee (Note 5)		739,860
Other service fees (Notes 2 and 5)		715,119
Share registration costs		67,758
Printing and postage		27,716
Miscellaneous (Note 5)		12,394
TOTAL EXPENSES		3,556,785
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(1,012,985)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,474,055)
Reduction of custodian fees (Note 6)	(422)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(2,487,462)
Net expenses			1,069,323
Net investment income			69,173
Net realized gain on investments			168,826
Change in net assets resulting from operations			$237,999
See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,173	$37,184
Net realized gain on investments	168,826	79,522
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	237,999	116,706
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(10,434)	(5,206)
Service Shares	(46,315)	(19,227)
Cash Series Shares	(12,312)	(12,263)
Distributions from net realized gain on investments
Wealth Shares	(10,036)	—
Service Shares	(39,583)	—
Cash Series Shares	(29,903)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(148,583)	(36,696)
Share Transactions:
Proceeds from sale of shares	618,705,005	759,520,537
Net asset value of shares issued to shareholders in payment of distributions declared	119,849	30,100
Cost of shares redeemed	(720,919,750)	(839,940,672)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,094,896)	(80,390,035)
Change in net assets	(102,005,480)	(80,310,025)
Net Assets:
Beginning of period	321,158,685	401,468,710
End of period (including undistributed net investment income of $112 and $0, respectively)	$219,153,205	$321,158,685
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
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relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $2,487,462 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended October 31, 2016, unaffiliated third parties waived $112,511 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$406,844	$(105,287)	$(261,666)
Cash Series Shares	308,275	—	(302,007)
TOTAL	$715,119	$(105,287)	$(563,673)
For the year ended October 31, 2016, the Fund's Wealth Shares did not incur other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	140,661,930	$140,661,930	195,358,786	$195,358,786
Shares issued to shareholders in payment of distributions declared	4,541	4,541	1,594	1,594
Shares redeemed	(182,870,582)	(182,870,582)	(200,421,001)	(200,421,001)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(42,204,111)	$(42,204,111)	(5,060,621)	$(5,060,621)

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	209,773,120	$209,773,120	308,169,592	$308,169,592
Shares issued to shareholders in payment of distributions declared	73,285	73,285	16,288	16,288
Shares redeemed	(256,929,612)	(256,929,612)	(347,154,627)	(347,154,627)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(47,083,207)	$(47,083,207)	(38,968,747)	$(38,968,747)

Year Ended October 31	2016		2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	268,269,955	$268,269,955	255,992,159	$255,992,159
Shares issued to shareholders in payment of distributions declared	42,023	42,023	12,218	12,218
Shares redeemed	(281,119,556)	(281,119,556)	(292,365,044)	(292,365,044)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(12,807,578)	$(12,807,578)	(36,360,667)	$(36,360,667)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(102,094,896)	$(102,094,896)	(80,390,035)	$(80,390,035)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$69,061	$36,696
Long-term capital gains	$79,522	$—
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As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$112
Undistributed ordinary income[1]	$168,826
1	For tax-purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the Adviser voluntarily waived $1,012,985 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may
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incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$739,860	$(692,584)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC retained $1,606 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2016, FSSC received $339 and reimbursed $105,287 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 0.65% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $300,935,000 and $300,505,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2016, the Fund's expenses were reduced by $422 under these arrangements.
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 62.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 16.9% of total investments.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $79,522.
For the year ended October 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated VIRGINIA mUNICIPAL CASH TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Virginia Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Virginia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.50	$2.36
Service Shares	$1,000	$1,000.30	$2.66[2]
Cash Series Shares	$1,000	$1,000.10	$2.87[3]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.77	$2.39
Service Shares	$1,000	$1,022.47	$2.69[2]
Cash Series Shares	$1,000	$1,022.27	$2.90[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.47%
Service Shares	0.53%
Cash Series Shares	0.57%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.27 and $3.30, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.04% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.23 and $5.29, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Virginia Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N252
CUSIP 60934N245
CUSIP 608919825
29509 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $631,765

Fiscal year ended 2015 - $687,750

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $19,050

Fiscal year ended 2015 - $23,237

Fiscal year ended 2016- Audit consent fees for N-1A filings.

Fiscal year ended 2015- Audit consents issued for N-14 merger documents and N-1A filings and Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,940 respectively. Fiscal year ended 2015- Audit consent issued for N-14 merger document and travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $226,652

Fiscal year ended 2015 - $77,032

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2016